UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                          Pre-Effective Amendment No.     [ ]
                         Post-Effective Amendment No. 9   [x]

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                         Post-Effective Amendment No. 9   [x]
                        (Check appropriate box or boxes)

                                 ACCOLADE FUNDS
               (Exact Name of Registrant as Specified in Charter)

                               7900 Callaghan Road
                            San Antonio, Texas 78229
                     (Address of Principal Executive Office)

       Registrant's Telephone Number, including Area Code: (210) 308-1234

                           Frank E. Holmes, President
                                 Accolade Funds
                               7900 Callaghan Road
                            San Antonio, Texas 78229
                     (Name and Address of Agent for Service)

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Approximate date of proposed public offering:

It   is proposed that this filing will become effective (check appropriate box):
     [ ] immediately  upon  filing  pursuant  to  paragraph  (b)
     [ ] on  (date) pursuant to paragraph (b)
     [ ] 60 days after  filing  pursuant to paragraph (a)(i)
     [ ] on (date) pursuant to paragraph  (a)(i)
     [x] 75 days after filing pursuant to paragraph (a)of Rule 485
     [ ] on (date)  pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The registrant hereby declares, pursuant to Rule 24f-2 under the Investment Company Act of 1940, that an indefinite number of shares of beneficial interest, no par value, is being registered by this registration statement, with respect to one sub-trust of registrant, the Regent Emerging Europe Opportunity Fund.

The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said section 8(a), may determine.


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                                 ACCOLADE FUNDS
                     REGENT EMERGING EUROPE OPPORTUNITY FUND

                                    FORM N-1A
                              CROSS REFERENCE SHEET

FORM N-1A
PART A                     CAPTION OR LOCATION IN
ITEM NO.                   PROSPECTUS

 1....Cover Page
 2....Summary of Fees and Expenses
 3....Financial Highlights (also covered under Item 23 in Part B)
 4....Cover Page; The Trust; Investment Objectives and Considerations; Special
      Considerations
 5....Management of the Fund
 5A...Management's Discussion of Fund Performance
 6....Cover Page; The Trust; Dividends and Taxes
 7....How to Purchase Shares; How Shares Are Valued; Special Considerations -
      Servicing Fee
 8....How to Redeem Shares
 9....Management of the Fund--the Sub-Advisor

FORM N-1A
PART B           CAPTION OR LOCATION IN
ITEM NO.         STATEMENT OF ADDITIONAL INFORMATION

10....Cover Page
11....Table of Contents
12....General Information
13....Investment   Objectives  and  Policies   14....Management   of  the  Trust
15....Principal  Holders  of  Securities   16....Investment   Advisory  Services
17....Portfolio Transactions 18....General Information
19....Not Covered in Statement of Additional  Information  (Covered under Item 7 in Part A)
20....Tax Status
21....Distribution  Plan (also covered under Item 5 in Part A)
22....Calculation of Performance Data
23....Financial Statements (also covered under Item 3 in Part A)


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                            PART A -- THE PROSPECTUS

                    Inclued herein is the Prospectus for the
             Accolade Funds-Regent Emerging Europe Opportunity Fund

                         Post-Effective Amendment No. 9

--------------------------------------------------------------------------------


                                 ACCOLADE FUNDS

                     REGENT EMERGING EUROPE OPPORTUNITY FUND


                         1-800-USFUNDS (1-800-873-8637)
                (Information, Shareholder Services and Requests)

                        INTERNET: http://www.usfunds.com

                                   PROSPECTUS

                                ............, 1996

This prospectus presents information that a prospective investor should know about the Regent Emerging Europe Opportunity Fund (the "Fund"), a diversified series of Accolade Funds (the "Trust"). The Trust is an open-end management investment company. Investors are responsible for determining whether or not an investment in the fund is appropriate for their needs. Read and retain this prospectus for future reference.

A Statement of Additional  Information dated  .................,  1996, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Statement of Additional Information is available without charge from Accolade Funds upon request at the address set forth above or by calling 1-800-USFUNDS (1-800-873-8637).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STAT E SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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                                TABLE OF CONTENTS


SUMMARY OF FEES AND EXPENSES..................................................4

INVESTMENT OBJECTIVES AND PRACTICES...........................................4

SPECIAL RISK CONSIDERATIONS...................................................6

SPECIAL RISKS OF REPRESENTATIVE EMERGING EUROPEAN COUNTRIES...................7

ADDITIONAL INVESTMENT PRACTICES...............................................8

FUTURES CONTRACTS AND OPTIONS................................................10

HOW TO PURCHASE SHARES.......................................................11

HOW TO EXCHANGE SHARES.......................................................13

HOW TO REDEEM SHARES.........................................................14

HOW SHARES ARE VALUED........................................................17

DIVIDENDS AND TAXES..........................................................17

THE TRUST....................................................................19

MANAGEMENT OF THE FUND.......................................................19

DISTRIBUTION EXPENSE PLAN....................................................21

PERFORMANCE INFORMATION......................................................21


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                          SUMMARY OF FEES AND EXPENSES

The following summary is provided to assist you in understanding the various costs and expenses a shareholder in the Fund could bear directly or indirectly.

    SHAREHOLDER TRANSACTION EXPENSES

             Maximum Sales Load............................................None
             Redemption Fee................................................None
             Administrative Exchange Fee....................................$ 5
             Account Closing Fee (does not apply to exchanges)..............$10
             Trader's Fee (shares held less than 30 days).................0.25%

    ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)(1)

             Management Fees..............................................1.25%
             12b-1 Fees...................................................0.25%
             Other Expenses, including Transfer Agency....................1.00%
              and Accounting Services Fees
             Total Fund Operating Expenses................................2.50%

Except for active ABC Investment Plan(R) accounts, custodial accounts for minors and retirement accounts, if an account balance falls, for any reason other than market fluctuations, below $5,000 anytime during a month, that account will be subject to a monthly small account charge of $1 that will be payable quarterly. See "Small Accounts."

A shareholder who requests delivery of redemption proceeds by wire transfer will be subject to a $10 charge. International wires will be higher.

HYPOTHETICAL EXAMPLE OF EFFECT OF FUND EXPENSES(1):

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return and redemption at the end of each period.

          1 year  ...................................$ 35
          3 years ...................................$ 88

In conformance with SEC regulations, the example is based upon a $1,000 investment; however, the Fund's minimum investment is $5,000. In practice, a $1,000 account would be assessed a monthly $1 small account charge that is not reflected in the example. See "Small Accounts." Included in these estimates is the account closing fee of $10 for each period. This fee is a flat charge that does not vary with the size of your investment. Accordingly, for investments larger than $1,000, your total expenses will be substantially lower in percentage terms than the illustration implies. The example should not be considered a representation of future expenses. Actual expenses may be more or less than those shown.


                       INVESTMENT OBJECTIVES AND PRACTICES

The Fund is designed for investors who believe that a rigorous program of investing in securities of companies located in emerging European countries will provide significant opportunities. Please read the prospectus carefully before you invest. You are responsible for determining the suitability of the Fund to meet your long-term investment goals.

--------
(1) Annual Fund Operating Expenses and the Hypothetical Example are based on the Fund's projected expenses upon the Adviser's and Sub-Adviser's agreement to cap total fund operating expenses at 2.50%. The Fund pays management fees to U.S. Global Investors, Inc. (the "Advisor") for managing its investments and business affairs. The Advisor then pays a portion of the management fee to Regent Pacific Corporate Finance Limited (the "Sub-Advisor") for serving as Sub-Advisor. See "Management of the Fund" for further information.

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INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT PRACTICES

The Fund's investment objective is long-term growth of capital. The Fund seeks to achieve this objective by investing primarily in companies located in emerging European countries. Investment in the Fund involves a high degree of risk, and there can be no assurance that the Fund will achieve its objective. The Fund's objective is not a fundamental policy and may be changed by the Board of Trustees without shareholder approval. However, shareholders will be notified in writing at least 30 days before any material change in the Fund's objective. The Fund is not intended to be a complete investment program, and a prospective investor should take into account personal objectives and other investments when considering the purchase of Fund shares.

The Fund's investment strategies and portfolio investments will differ from those of most other mutual funds. The Sub-Advisor seeks rigorously to identify favorable securities, economic and market sectors, and investment opportunities that other investors and investment advisers may not have identified. When the Sub-Advisor identities such an investment opportunity, it may devote more of the Fund's assets to pursuing that opportunity, and may select investments for the Fund that would be inappropriate for less opportunistic mutual funds.

INVESTMENTS

The Fund's investments will normally include common stocks, preferred stocks, securities convertible into common or preferred stocks, and warrants to purchase common stocks or preferred stocks

"Emerging European countries" are countries in Europe that in the opinion of the Sub-Advisor are generally considered to be in the early stages of industrial, economic, or capital market development. Emerging European countries may include countries that were until recently governed by communist governments or countries that, for any other reason, have failed to achieve levels of industrial production, market activity, or other measures of economic development typical of the developed European countries. Emerging European countries might currently include, by way of example, Russia, Poland, the Czech Republic, the Slovak Republic, and Hungary.

Under normal circumstances, the Fund will invest at least 65% of its assets in equity securities of companies located in emerging European countries. The Fund may invest the remainder of its assets in securities (including debt securities if the Sub-Advisor believes they offer potential for capital appreciation ) of companies located anywhere in the world if the Sub-Advisor believes that such investments are consistent with the Fund's investment objective. The Fund will consider an issuer of securities to be located in an emerging European country if (1) it is organized under the laws of any emerging European country and has a principal office in an emerging European country, (2) it derives 50% or more of its total revenues from business in emerging European countries, or (3) its equity securities are traded principally on a securities exchange in an emerging European country. For this purpose, investment companies that invest principally in securities of companies located in one or more emerging European countries will also be considered to be located in an emerging European country, as will American Depository Receipts (ADRs) and Global Depository Receipts (GDRs) with respect to the securities of companies located in emerging European countries.

The Fund will not invest more than 15% of its net assets in illiquid securities. Securities may be illiquid because they are unlisted, subject to contractual or legal restrictions on resale or due to other factors which, in the Sub-Advisor's opinion, raise a question concerning the Fund's ability to liquidate the securities in a timely and orderly fashion without substantial loss.

The Fund may invest up to 10% of its total assets in the securities of closed-end investment companies with investment policies similar to those of the Fund, provided its investments in these securities do not exceed limitations imposed by the Investment Company Act of 1940 in effect at the time of purchase. The Fund will indirectly bear its proportionate share of any management fees paid by investment companies in which it invests in addition to the advisory fee paid by the Fund.

TEMPORARY DEFENSIVE INVESTMENT

For temporary defensive purposes during periods that, in the Sub-Advisor's opinion, present the Fund with adverse changes in the economic, political or securities markets of emerging European countries, the Fund may seek to protect the capital value of the Fund's assets by temporarily investing up to 100% of its assets in:

(1)  money  market   instruments,   deposits  or  such  other  investment  grade
     short-term investments in local emerging European county currencies as are considered appropriate at the time;

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(2)  U.S. Government bills, short-term  indebtedness,  money market instruments, or other investment grade cash equivalents, each denominated in U.S. dollars or any other freely convertible currency; or

(3)  repurchase agreements as described herein.


                           SPECIAL RISK CONSIDERATIONS

Investments by the Fund in securities of companies in emerging European countries may provide the potential for above-average capital appreciation, but are subject to special risks. The Fund is designed for long-term investors who can accept the special risks of investing in emerging European counties not typically associated with investing in other more established economies or securities markets. Investors should carefully consider their ability to assume these risks before making an investment in the Fund. An investment in shares of the Fund should be considered speculative and thus may not be appropriate for all investors. An investment in shares of the Fund should not be considered a complete investment program.

EMERGING EUROPEAN COUNTRIES RISKS

Political and economic structures in many emerging European countries are in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristic of many more developed countries. Emerging European countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks normally associated with investing in any foreign country may be heightened in emerging European countries. In addition, unanticipated political or social developments may affect the values of the Fund's investment in emerging European countries. The small size and inexperience of the securities markets in emerging European countries and the limited volume of trading in securities in those markets may make the Fund's investments in such countries illiquid and more volatile than investments in more developed countries. There may be little financial or accounting information available with respect to companies located in certain emerging European countries, and it may be difficult as a result to assess the value or prospects of an investment in such companies.

Investments in foreign securities, whether in emerging or more developed countries, are subject to risks and uncertainties not typically associated with investments in domestic securities. These risks and uncertainties include currency exchange rates and exchange control regulations, less publicly available information, different accounting and reporting standards, less liquid markets, more volatile markets, higher brokerage commissions and other fees, possibility of nationalization or expropriation, confiscatory taxation, political instability, and less protection provided by the judicial system..

Investments in emerging European countries may include the securities of both large and small companies. Small companies may offer greater opportunities for capital appreciation than larger companies, but investments in small companies may involve certain special risks. Small companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group. Securities issued by small companies may trade less frequently and in smaller volume than more widely held securities issued by large companies. The values of securities issued by small companies may fluctuate more sharply than those issued by larger companies , and the Fund may experience some difficulty in establishing or closing out positions in small company securities at prevailing prices.

Although the Fund expects to invest primarily in listed securities of established companies, it may, subject to local investment limitations, invest in unlisted securities of companies in emerging European countries and companies that have business associations in emerging European countries, including investments in new and early stage companies. This may include direct equity investments. Such investments may involve a high degree of business and financial risk. Because of the absence of any trading markets for these investments, the Fund may find itself unable to liquidate such securities in a timely fashion, especially in the event of negative news regarding the specific securities or emerging European country markets in general. Such securities could decline significantly in value prior to the Fund's being able to liquidate such securities. In addition to financial and business risks, issues whose securities are not listed will not be subject to the same disclosure requirements applicable to companies whose securities are listed.

For more information concerning the special risks of investing in the Fund see the Statement of Additional Information.
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           SPECIAL RISKS OF REPRESENTATIVE EMERGING EUROPEAN COUNTRIES

The Fund may invest in any emerging European country. In addition to the special risks common to most emerging European countries described above, each individual emerging European country also necessarily involves special risks which may be unique to that country. Following is a brief description of special risks which may be incurred when the Fund invests in Russia, Poland, the Czech Republic, the Slovak Republic, and Hungary.

RUSSIA

Russia began reforms under "perestroika" as a member of the Soviet Union in 1987. After the collapse of the Soviet Union, Russia accelerated market-oriented reforms. Privatization began in 1992 and economic conditions have begun to stabilize.

Privatization of Russian industry through voucher systems has been substantial. The government has also instituted a controversial loan-for-share program to raise much needed cash. Banks now control many major Russian enterprises as a result of this program. There is also speculation that organized crime exerts significant influence on Russia industry. Concentrated ownership and control of Russian companies limits the ability of outsiders to influence corporate governance. Legal reforms to protect stockholders' rights have been implemented, but stock markets remain underdeveloped and illiquid.

Privatization of agricultural land has been unsuccessful due to disputes between executive and legislative branches regarding property rights. To date, the Russian government has not authorized any form of property restitution.

Russian industry is in need of restructuring to close out-dated facilities and increase investment in technology and management. Financial institutions do not allocate capital in an efficient manner. Bankruptcy laws are restrictive and offer little protection to creditors. Foreign creditors must file insolvency claims through Russian subsidiaries. Bankruptcies remain rare.

The Russian system of taxation deters investment and hinders financial stability by concentrating on the taxation of industry, with relatively little emphasis on individual taxation. Additionally, the energy sector bears a relatively small tax burden. Proposals for a new tax system exist, but the impact of a new tax scheme remains uncertain.

POLAND

Poland began market-oriented reforms in 1981. In late 1989, more comprehensive reforms were enacted. Most small enterprise has been privatized. Privatization of larger entities has been a slower process, delayed by disputes regarding the compensation of fund managers and the role of investment funds charged with privatizing industry.

Barriers to trade were significantly reduced in 1990, but many have since been reinstituted. The banking system has been reformed to increase capitalization, but continues to under perform. Bank privatization has occurred at a slower pace than expected.

A 1991 law permitted the formation of mutual funds in Poland. The Warsaw Stock Exchange opened in 1991 and has grown dramatically, becoming one of the most liquid markets in Eastern Europe. However, it is a young market with a capitalization much lower than the capitalization of markets in Western Europe and America.

Legal reforms have been instituted and laws regarding investments are published on a routine basis. However, important court decisions are not always accessible to practitioners. While there are currently no obstacles to foreign ownership of securities and profits may be repatriated, these laws may be changed at any time without notice.

THE CZECH REPUBLIC

The Czech Republic was formerly governed by a communist regime. In 1989, a market-oriented reform process began. The market-oriented economy in the Czech Republic is young and still evolving. These reforms leave many uncertainties regarding market and legal issues.

The Czech Republic has instituted substantial privatization since 1992, when the first wave of privatization began. Information suggests that dominant or majority shareholders now control many of the larger privatized companies, and that further restructuring is likely. Members of management and owners of these companies are often less experienced than

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managers  and owners of companies  in Western  European  and  American  markets.
Additionally, securities markets on which the securities of these companies are traded are in their infancy.

The legal system of the Czech Republic is still evolving. Bankruptcy laws have been liberalized, giving creditors more power to force bankruptcies. The number of bankruptcies, while still relatively low, is increasing each year. Laws regulating direct and indirect foreign investment, as well as repatriation of profits and income, exist and are subject to change at any time. Tax laws include provisions for both value-added taxes and income taxes. Courts of law are expected to, but may not, enforce the legal rights of private parties.

THE SLOVAK REPUBLIC

The Slovak Republic was formerly governed by a communist regime. In 1989, a market-oriented reform process began. The market-oriented economy in the Czech Republic is young and still evolving. These reforms leave many uncertainties regarding economic and legal issues.

The Slovak Republic's path toward privatization differs from the path of the Czech Republic. The Slovak government has issued bonds which can be held until maturity, sold immediately, or redeemed for shares of stock in companies being privatized. This method of privatization creates uncertainty about future restructuring which may occur as bonds are sold and/or converted.

Owners and managers of Slovak enterprises are often less experienced with market economies than owners and managers of companies in Western European and American markets. The securities markets on which the securities of these companies are traded are also in their infancy.

Laws regarding bankruptcy, taxation and foreign ownership of Slovak enterprises are evolving and may be changed dramatically at any time. Import and export regulations are minimal.

HUNGARY

Hungary was formerly governed by a communist regime and tried unsuccessfully to implement market-oriented reforms in 1968. Beginning in 1989, Hungary again undertook transformation to a market-oriented economy. These reforms are still relatively recent and leave many uncertainties regarding economic and legal issues.

Privatization in Hungary has been substantial but is not yet complete. It is unclear whether a consolidation of ownership has occurred or will occur as a result of privatization.

Owners and managers of Hungarian enterprises are often less experienced with market economies than owners and managers of companies in Western European and American markets. The securities markets on which the securities of these companies are traded are in their infancy.

Laws governing taxation, bankruptcy, restrictions on foreign investments, and enforcement of judgments are subject to change.

                         ADDITIONAL INVESTMENT PRACTICES

BORROWING

As a fundamental policy which cannot be changed without a vote by shareholders, the Fund may borrow from a bank up to a limit of 5% of its total assets for temporary or emergency purposes; and, it may borrow up to 33 1/3% of its total assets (reduced by the amount of all liabilities and indebtedness other than such borrowings) when deemed desirable or appropriate to meet redemption requests. Such borrowing is intended only as a temporary solution until securities can be sold in an orderly fashion. To the extent that the Fund borrows money prior to selling securities, the Fund may be leveraged. At such times, the Fund may appreciate or depreciate in value more rapidly than an unleveraged portfolio. The Fund will repay any money borrowed in excess of 5% of the value of its total assets prior to purchasing additional portfolio securities.

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LENDING OF PORTFOLIO SECURITIES

The Fund may lend securities to broker-dealers or institutional investors for their use in connection with short sales, arbitrages and other securities transactions. This is a fundamental policy which cannot be changed without a vote by shareholders. The Fund will not lend portfolio securities unless the loan is secured by collateral (consisting of any combination of cash, United States Government securities or irrevocable letters of credit) in an amount at least equal (on a daily mark-to-market basis) to the current market value of the securities loaned. In the event of a bankruptcy or breach of agreement by the borrower of the securities, the Fund could experience delays and costs in recovering the securities loaned. The Fund will not enter into securities lending agreements unless its custodian bank/lending agent will fully indemnify the Fund against loss due to borrower default. The Fund may not lend securities with an aggregate market value of more than one-third of the Fund's total net assets.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

The Fund may purchase securities on a when-issued or delayed delivery basis. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield. No income accrues to the purchaser of a security on a when-issued or delayed delivery basis prior to delivery. Such securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. Purchasing a security on a when-issued or delayed delivery basis can involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. The Fund will only make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but may sell them before the settlement date if it is deemed advisable. The Fund will restrict liquid securities in an amount at least equal in value to the Fund's commitments to purchase securities on a when-issued or delayed delivery basis. If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

PORTFOLIO CONCENTRATION

As a fundamental policy which cannot be changed without a vote of shareholders, the Fund will not invest more than 25% of its total assets in securities issued by any single industry or government (other than obligations issued or guaranteed by the United States Government or any of its agencies or instrumentalities).

PORTFOLIO DIVERSIFICATION

The Fund will not purchase the securities of any one issuer (other than obligations issued or guaranteed by the United States Government or any of its agencies or instrumentalities) if, with respect to 75% of its total assets and as a result of such purchase, (a) more than 5% of the total assets of the Fund (taken at current value) would be invested in the securities of such issuer or
(b) the Fund would hold more than 10% of the outstanding voting securities of such issuer.

PORTFOLIO TURNOVER

It is the policy of the Fund to seek long-term growth of capital. The Fund will effect portfolio transactions without regard to its holding period if, in the judgment of the Advisor and Sub-Advisor, such transactions are in the best interests of the Fund. Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Certain tax rules may restrict the Fund's ability to engage in short-term trading if the security has been held for less than three months. See "Portfolio Turnover" in the Statement of Additional Information.

REPURCHASE AGREEMENTS

The Fund may invest a portion of its assets in repurchase agreements with United States broker-dealers, banks and other financial institutions, provided the Fund's custodian always has possession of securities serving as collateral or has evidence of book entry receipt of such securities.

In a repurchase agreement, the Fund purchases securities subject to the seller's agreement to repurchase such securities at a specified time (normally one day) and price. The repurchase price reflects an agreed upon interest rate during the time of investment. All repurchase agreements must be collateralized by United States Government or government agency securities,

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the market values of which equal or exceed 102% of the  principal  amount of the repurchase obligation. If an institution enters an insolvency proceeding, the resulting delay in liquidation of securities serving as collateral could cause the Fund some loss if the value of the securities declined prior to liquidation. To minimize the risk of loss, the Fund will enter into repurchase agreements only with institutions and dealers which the Board of Trustees considers creditworthy.


                          FUTURES CONTRACTS AND OPTIONS

For hedging purposes only, the Fund may sell financial futures contracts, sell call options and purchase put options. Currently there is not a well developed market for futures contracts and options on equity securities traded in emerging Europe, and the Sub-Advisor does not expect to make extensive use of such futures contracts and options until a liquid market develops. However, there are well developed markets for futures contracts and options on foreign currencies which the Sub-Advisor expects to use. The Sub-Advisor is not obligated to make use of either futures contracts or options. See "Foreign Currency Transactions" in the Statement of Additional Information.

FUTURES CONTRACTS

The Fund may sell financial futures contracts to hedge its portfolio against a decline in the market price of securities which it owns or to defend the portfolio against currency fluctuations. A financial futures contract is an agreement between two parties to buy or sell a specified security at a set price on a set future date. An index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the contract period. A futures contract on a foreign currency is an agreement to buy or sell a specified amount of a currency for a set price on a set future date.

When the Fund enters into a futures contract, it must make an initial deposit, known as "initial margin," as a partial guarantee of its performance under the contract. As the value of the security index or currency fluctuates, either party to the contract is required to make additional margin payments, known as "variation margin," to cover any additional obligation it may have under the contract. In addition, when the Fund enters into a futures contract, it will segregate assets or "cover" its position in accordance with applicable law. See "Segregated Assets and Covered Portfolios" in the Statement of Additional Information.

SELLING (OR WRITING) COVERED CALL OPTIONS

The Fund may sell (or write) covered call options on individual portfolio securities or on futures contracts (described above). A call option gives the buyer of the option, upon payment of a premium, the right to call upon the writer to deliver a security on or before a fixed date at a predetermined price, referred to as the "strike price." If the price of the hedged security or futures contract should fall or remain below the strike price, the Fund will not be called upon to deliver the security or make a cash payment and the Fund will retain the premium received for the option as additional income. This additional income may offset any decline in the value of the security or futures contract up to the amount of premium received. If the price of the hedged security or futures contract rises or remains above the strike price of the option, the Fund will generally be called upon to deliver the security or make a cash payment. This will prevent the Fund from benefiting from any gain on the security or futures contract. See "Segregated Assets and Covered Positions" in the Statement of Additional Information.

BUYING PUT OPTIONS

The Fund may purchase put options on individual portfolio securities or on futures contracts (described above). A put option gives the buyer of the option, upon payment of a premium, the right to sell a security or futures contract to the writer of the option on or before a fixed date at a predetermined price. The Fund will realize a gain from the exercise of a put option if, during the option period, the price of the security or futures contract declines by an amount in excess of the premium paid. The Fund will realize a loss equal to all or a portion of the premium paid for the option if the price of the security or futures contract increases or does not decrease by more than the premium.

CLOSING TRANSACTIONS

The Fund may dispose of an option written by the Fund by entering into a "closing purchase transaction" for an identical option and may dispose of an option purchased by the Fund by entering into a "closing sale transaction" for

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

an identical option. In each case, the closing transaction will have the effect of terminating the rights of the option holder and the obligations of the option purchaser and will result in a gain or loss to the Fund based upon the relative amount of the premiums paid or received for the original option and the closing transaction. The Fund may sell (or write) put options solely for the purpose of entering into closing sale transactions.


                             HOW TO PURCHASE SHARES

The minimum initial investment for the Fund is $5,000 for regular accounts or $1,000 for custodial accounts for minors. The minimum subsequent investment is $100. The minimum initial investment for persons enrolled in the ABC Investment Plan(R) is $1,000 and the minimum subsequent investment pursuant to such a plan is $100 or more per month per account. There is no minimum purchase for retirement plan accounts, including IRAs, administered by the Advisor or its agents and affiliates.

YOU MAY INVEST IN THE FOLLOWING WAYS:

BY MAIL

Send your  application  and check or money  order,  made  payable  to the Regent
Emerging  Europe  Opportunity  Fund,  P.O.  Box  781234,   San  Antonio,   Texas
78278-1234.

When making subsequent investments, enclose your check with the return remittance portion of the confirmation of your previous investment or indicate on your check or a separate piece of paper your name, address and account number and mail to the address mentioned above. Do not use the remittance portion of your confirmation statement for a different fund as it is pre-coded. Doing so may cause your investment to be invested into the wrong fund. If you wish to purchase shares in more than one fund, send a separate check or money order for each fund. Third party checks will not be accepted, and the Fund reserves the right to refuse to accept second party checks.

BY TELEPHONE

Once your account is open, you may make investments by telephone by calling 1-800-USFUNDS (1-800-873-8637). Investments by telephone are not available in money market funds or any retirement account administered by the Advisor or its agents. The maximum telephone purchase is ten times the value of the shares owned, calculated at the last available net asset value. Payment for shares purchased by telephone is due within seven business days after the date of the transaction. You cannot exchange shares purchased by telephone until after the payment has been received and accepted by the Trust.

BY WIRE

You may make your  initial or  subsequent  investments  in the  Regent  Emerging
Europe Opportunity Fund by wiring money. To do so, call the Fund at 1-800-USFUNDS (1-800-873-8637) for a confirmation number and wiring instructions.

BY ABC INVESTMENT PLAN(R)

The ABC Investment Plan(R) (Automatically Building Capital Investment Plan) is offered as a special service allowing you to build a position in any of the funds managed by U.S. Global Investments, Inc. over time without trying to outguess the market. Once your account is open, you may make investments automatically by completing the ABC Investment Plan(R) form authorizing United Shareholder Services, Inc. to draw on your money market or bank account monthly for a minimum of $100 a month beginning within thirty (30) days after the account is opened. These lower minimums are a special service bringing to small investors the benefits of the U.S. Global Investors family of funds, which include United Services Funds and Accolade Funds, without requiring a $5,000 minimum initial investment.

Your investment dollars will automatically buy more shares when the market is undervalued and fewer shares when the market is overvalued. By investing an equal amount at regular periodic intervals, you avoid the extremes in the market. Of course, using the ABC Investment Plan(R) does not guarantee a profit. If you sell at the bottom, no system will give you a gain.

You may call 1-800-USFUNDS (1-800-873-8637) to open a treasury money market fund or you could inquire at your bank whether it will honor debits through the Automated Clearing House ("ACH") or, if necessary, preauthorized checks. You

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may change the date or amount of your  investment  or  discontinue  the Plan any time by letter received by United Shareholder Services, Inc. at least two weeks before the change is to become effective.

ADDITIONAL INFORMATION ABOUT PURCHASES

All purchases of shares are subject to acceptance by the Fund and are not binding until accepted. The Fund reserves the right to reject any application or investment. Orders received by the Fund's Transfer Agent or sub-agent before 4:00 p.m., Regent Emerging time, Monday through Friday exclusive of business holidays, and accepted by the Fund will receive the share price next computed after receipt of the order. In the event that the New York Stock Exchange ("NYSE") and other financial markets close earlier, as on the eve of a holiday, orders will become effective earlier in the day at the close of trading on the NYSE.

If your telephone order to purchase shares is canceled due to nonpayment or late payment (whether or not your check has been processed by the Fund), you will be responsible for any loss incurred by the Fund by reason of such cancellation. If checks are returned unpaid due to insufficient funds, stop payment or other reasons, the Fund will charge your account $20 and you will be responsible for any loss incurred by the Fund with respect to canceling the purchase.

To recover any such loss or charge, the Fund reserves the right, without further notice, to redeem shares of any affiliated funds already owned by any purchaser whose order is canceled, for whatever reason, and such a purchaser may be prohibited from placing further orders unless investments are accompanied by full payment by wire or cashier's check.

Accolade Funds charges no sales commissions or "loads." However, investors may purchase and sell shares through registered broker/dealers who may charge fees for their services.

CHECKS DRAWN ON FOREIGN BANKS. To be received in good order, an investment must be made in U.S. dollars payable through a bank in the United States. As an accommodation, the Funds' Transfer Agent may accept checks payable in a foreign currency or drawn on a foreign bank and will attempt to convert such checks into U.S. dollars and repatriate such amount to the Fund's account in the United States. Your investment in the Fund will not be considered to have been received in good order until your foreign check has been converted into U.S. dollars and is available to the Fund through a bank in the United States. Your investment in the Fund may be delayed until your foreign check has been converted into U.S. dollars and cleared the normal collection process. Any amounts charged to the Fund for collection procedures will be deducted from the amount invested.

If the Fund incurs a charge for locating a shareholder without a current address, such charge will be passed through to the shareholder.

TAX IDENTIFICATION NUMBER

The Fund is required by federal law to withhold and remit to the United States Treasury a portion of the dividends, capital gain distributions and proceeds of redemptions paid to any shareholder who fails to furnish the Fund with a correct taxpayer identification number, who underreports dividend or interest income or who fails to provide certification of a tax identification number. In order to avoid this withholding requirement, you must certify on your application, or on a separate Form W-9 supplied by the Transfer Agent, that your taxpayer identification number is correct and that you are not currently subject to backup withholding or you are exempt from backup withholding. For individuals, your taxpayer identification number is your social security number.

Instructions to exchange or transfer shares held in established accounts will be refused until the certification has been provided. In addition, the Fund assesses a $50 administrative fee if the taxpayer identification number is not provided by year-end.

CERTIFICATES

When you open your account, the Fund will send you a confirmation statement, which will be your evidence that you have opened an account with the Fund. The confirmation statement is nonnegotiable, so if it is lost or destroyed, you will not be required to buy a lost instrument bond or be subject to other expense or trouble, as you would with a negotiable stock certificate. At your written request, the Fund will issue negotiable stock certificates. Unless your shares are purchased with wired money, a certificate will not be issued until 15 days have elapsed from the time of purchase, or the Fund has

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satisfactory proof of payment, such as a copy of your canceled check. Negotiable certificates will not be issued for fewer than 100 shares.

                             HOW TO EXCHANGE SHARES

You have the privilege of exchanging into any other fund in the U.S. Global Investors, Inc. family of funds which is registered in your state. An exchange involves the redemption (sale) of shares of one fund and purchase of shares of another fund at the respective closing net asset value and is a taxable transaction.

FUNDS IN THE U.S. GLOBAL INVESTORS, INC. FAMILY

Investing involves a trade-off between potential rewards and potential risks. In order to achieve higher rewards on your investment, you must be willing to take on higher risk. If you are most concerned with safety of principal, a lower risk investment will provide greater stability but with lower potential earnings. Another strategy for dealing with volatile markets is to use the ABC Investment Plan(R). The list below is a reward and risk guide to all of the mutual funds in the U.S. Global Investors, Inc. family of funds. This guide may help you decide if a fund is suitable for your investment goals.

         HIGH REWARD      China Region Opportunity Fund
           HIGH RISK      Regent Emerging Europe Opportunity Fund
                          U.S. Gold Shares Fund
                          U.S. World Gold Fund
                          U.S. Global Resources Fund
                          Adrian Day Global Opportunity Fund
                          Bonnel Growth Fund
                          U.S. Real Estate Fund
     MODERATE REWARD      U.S. All American Equity Fund
       MODERATE RISK      MegaTrends Fund
                          U.S. Income Fund
                          U.S. Tax Free Fund
                          United Services Near-Term Tax Free Fund
                          United Services Intermediate Treasury Fund
          LOW REWARD      U.S. Government Securities Savings Fund
            LOW RISK      U.S. Treasury Securities Cash Fund

If  you  have   additional   questions,   one  of  our   professional   investor
representatives will personally assist you. Call 1-800-USFUNDS (1-800-873-8637).

BY TELEPHONE

You will automatically have the privilege to direct the Fund to exchange your shares between identically registered accounts by calling toll-free 1-800-USFUNDS (1-800-873-8637). In connection with such exchanges neither the Fund nor the Transfer Agent will be responsible for acting upon any instructions reasonably believed by them to be genuine. The shareholder, as a result of this policy, will bear the risk of loss. The Fund and/or its Transfer Agent will, however, employ reasonable procedures to confirm that instructions communicated by telephone are genuine (including, requiring some form of personal identification, providing written confirmation and tape recording conversations); and if it does not employ reasonable procedures, it may be liable for losses due to unauthorized or fraudulent transactions.

BY MAIL

You may direct the Fund in writing to exchange your shares. The request must be signed exactly as the name appears in the registration. (Before writing, read "Additional Information About Exchanges.")

ADDITIONAL INFORMATION ABOUT EXCHANGES

(1) There is a $5 charge, which is paid to United Shareholder Services, Inc. for each exchange out of any Fund account except that retirement accounts administered by the Advisor or its agents and affiliates are charged $5 for each exchange

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

     exceeding three per quarter. The exchange fee is charged to cover administrative costs associated with handling these exchanges.

(2) If the shares you wish to exchange are represented by a negotiable stock certificate, the certificate must be returned before the exchange can be effected.

(3) Shares may not be exchanged unless you have furnished the Fund with your tax identification number, certified as prescribed by the Internal Revenue Code and Regulations, and the exchange is to an account with like registration and tax identification number. (See "Tax Identification Number.")

(4) Exchanges out of equity funds in the U.S. Global Investors, Inc. family of funds are subject to a trader's fee if held less than the prescribed time period. The applicable trader's fee is described under "Trader's Fee Paid to the Fund."

(5) The exchange privilege may be terminated at any time. The exchange fee and other terms of the privilege are subject to change.

                              HOW TO REDEEM SHARES

You may redeem any or all of your shares at will. The Fund redeems shares at the net asset value next determined after it has received and accepted a redemption request in proper order. Redemption requests received in proper order by the Trust's Transfer Agent or sub-agent prior to 4:00 p.m., Eastern Standard time, Monday through Friday, exclusive of business holidays, to be effective that day, will receive the share price next computed after receipt of the request.

BY MAIL

A written request for redemption must be in proper order, which requires delivery of the following to the Transfer Agent:

(1) a written request for redemption signed by each registered owner exactly as the shares are registered, the account number and the number of shares or the dollar amount to be redeemed;

(2) negotiable stock certificates for any shares to be redeemed for which certificates have been issued;

(3)  signature guarantees when required; and,

(4) such additional documents as are customarily required to evidence the authority of persons effecting redemptions on behalf of corporations, executors, trustees, and other fiduciaries. Redemptions will not become effective until all documents, in the form required, have been received by the Transfer Agent. (Before writing, read "Additional Information About Redemptions.")

HOW TO EXPEDITE REDEMPTIONS

To redeem your Fund shares by telephone, you may call the Fund and direct an exchange out of the Fund into an identically registered account in a United Services treasury money market fund ($1,000 minimum initial investment).You may then write a check against your treasury money market fund account. See "How to Exchange Shares" for a description of exchanges, including the $5 exchange fee. Call 1-800-USFUNDS (1-800-873-8637) for more information concerning telephone redemption and a treasury money market fund prospectus.

Telephone redemptions without opening a treasury money market account are available for members of the Chairman's Circle. For more information about the Fund's Chairman's Circle program, call 1-800-USFUNDS (1-800-873-8637).

SPECIAL REDEMPTION ARRANGEMENTS

Special arrangements may be made by institutional investors, or on behalf of accounts established by brokers, advisers, banks or similar institutions, to have redemption proceeds transferred by wire to pre-established accounts upon telephone instructions. For further information call the Fund at 1-800-USFUNDS (1-800-873-8637).

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SIGNATURE GUARANTEE

Redemptions in excess of $15,000 currently require a signature guarantee. A signature guarantee is required for all redemptions, regardless of the amount involved, when the proceeds are to be paid to someone other than the registered owner of the shares to be redeemed, or if proceeds are to be mailed to an address other than the registered address of record.

When a signature guarantee is required, each signature must be guaranteed by:

         (a)  a federally insured bank or thrift institution;

         (b) a broker or dealer (general securities, municipal, or government) or clearing agency registered with the U.S. Securities and Exchange Commission that maintains net capital of at least $100,000; or

         (c) a national securities exchange or national securities association. The guarantee must:

              (i)   include the statement "Signature(s) Guaranteed;"

              (ii) be signed in the name of the guarantor by an authorized person, include the person's printed name and position with guarantor; and

              (iii) include a recital that the  guarantor is federally  insured, maintains the requisite net capital or is a national securities exchange or association.

Shareholders living abroad may acknowledge their signatures before a U.S. consular officer. Military personnel may acknowledge their signatures before officers authorized to take acknowledgments (e.g., legal officers and adjutants).

REDEMPTION PROCEEDS MAY BE SENT TO YOU:

BY MAIL

If your redemption check is mailed, it is usually mailed within 48 hours; however, the Fund reserves the right to hold redemption proceeds for up to seven days. If the shares to be redeemed were purchased by check, the redemption proceeds will not be mailed until the purchase check has cleared, which may take up to seven days. You may avoid this requirement by investing by bank wire (federal funds). Redemption checks may be delayed if you have changed your address in the last 30 days. Please notify the Fund promptly in writing, or by telephone, of any change of address.

BY WIRE

You may authorize the Fund to transmit redemption proceeds by wire, provided you send written wiring instructions with a signature guarantee at the time of redemption. Proceeds from your redemption will usually be transmitted on the first business day following the redemption. However, the Fund reserves the right to hold redemption proceeds for up to seven days. If the shares to be redeemed were purchased by check, the redemption proceeds will not be mailed or wired until the purchase check has cleared, which may take up to seven days. There is a $10 charge to cover the wire, which is deducted from redemption proceeds. International wires will be higher.

ADDITIONAL INFORMATION ABOUT REDEMPTIONS

The redemption price may be more or less than your cost, depending on the net asset value of the Fund's portfolio next determined after your request is received.

A request to redeem shares in an IRA or similar retirement account must be accompanied by an IRS Form W4-P and a reason for withdrawal as specified by the IRS. Proceeds from the redemption of shares from a retirement account may be subject to withholding tax.

The Fund has the authority to redeem existing accounts and to refuse a potential account holder the privilege of having an account in the Fund if the Fund reasonably determines that the failure to so redeem, or to so prohibit, would have a material adverse consequence to the Fund and its shareholders. The power to redeem existing accounts will be exercised in light of

                                       14

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

the Trustees' fiduciary duties and in conformance with Massachusetts law. The Fund will not redeem an existing account solely to prevent the legitimate exercise of a shareholder's rights. No account closing fee will be charged to investors whose accounts are closed under this provision.

TRADER'S FEE PAID TO FUND

A trader's fee of 25 basis points or 0.25% of the value of shares redeemed or exchanged will be assessed to shareholders who redeem or exchange shares of the Fund held less than thirty (30) days. The trader's fee will be paid to the Fund to benefit remaining shareholders by protecting them against expenses due to excessive trading. Excessive short-term trading has an adverse impact on effective portfolio management as well as upon Fund expenses. The Fund has reserved the right to refuse investments from shareholders who engage in short-term trading that may be disruptive to the Fund.

ACCOUNT CLOSING FEE

In order to reduce Fund expenses, an account closing fee of $10 will be assessed to shareholders who redeem all shares in their Fund account and direct that redemption proceeds be delivered to them by mail or wire. The charge is payable directly to the Fund's Transfer Agent which, in turn, will reduce its charges to the Fund by an equal amount. The purpose of the charge is to allocate to redeeming shareholders a more equitable portion of the Transfer Agent's fee, including the cost of tax reporting, which is based upon the number of shareholder accounts. The account closing fee does not apply to exchanges between the Fund and affiliated funds nor will it be imposed on any account which is involuntarily redeemed.

SMALL ACCOUNTS

Fund accounts which fall, for any reason other than market fluctuations, below $5,000 at any time during the month, will be subject to a monthly small account charge of $1 which will be payable quarterly. The charge is payable directly to the Fund's Transfer Agent which, in turn, will reduce its charges to the Fund by an equal amount. The purpose of the charge is to allocate the costs of maintaining shareholder accounts more equally among shareholders.

As a special service, active ABC Investment Plan(R), custodial accounts for minors with at least $1,000, and retirement plan accounts administered by the Advisor or its agents and affiliates will not be subject to the small account charge.

In order to reduce expenses of the Fund, the Fund may redeem all shares in any shareholder account, other than active ABC Investment Plan(R), custodial accounts for minors and retirement plan accounts, if, for a period of more than three months, the account has a net asset value of $2,500 or less and the reduction in value is not due to market fluctuations. If the Fund elects to close such accounts, it will notify shareholders whose accounts are below the minimum of its intention to do so, and will provide those shareholders with an opportunity to increase their accounts by investing a sufficient amount to bring their accounts up to the minimum amount within 90 days of the notice. No account closing fee will be charged to investors whose accounts are closed under this redemption provision.

CONFIRMATION STATEMENTS

Shareholders normally will receive a confirmation statement after each transaction (purchase, redemption, dividend, etc.) showing activity in the account. If you have no transactions, you will receive an annual statement only.

OTHER SERVICES

The Fund has available a number of plans and services to meet the special needs of certain investors. Plans available include:

         (1)  payroll deduction plans, including military allotments;

         (2)  custodial accounts for minors;

         (3)  a flexible, systematic withdrawal plan; and,

         (4) various retirement plans such as IRA, SEP/IRA, 403(b)(7), 401(k) and employer-adopted defined contribution plans.


                                       15

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

There is an annual charge for each retirement plan fund account with respect to which Security Trust & Financial Company ("ST&FC"), a wholly-owned subsidiary of the Advisor, acts as custodian (for example, $10 for IRAs and $15 for SEP/IRAs, 403(b)(7)s, profit sharing and other such accounts). If this administrative charge is not paid separately prior to the last business day of a calendar year or prior to a total redemption, it will be deducted from the shareholder's account.

Application forms and brochures describing these plans and services can be obtained from the Transfer Agent by calling 1-800-USFUNDS (1-800-873-8637).

24-HOUR ACCOUNT INFORMATION

Shareholders can also access 24 hours a day current information on yields, share prices, latest dividends, account balances, deposits and redemptions. Just call 1-800-USFUNDS (1-800-873-8637) and press the appropriate codes into your touch-tone phone.

                              HOW SHARES ARE VALUED

Shares of the Fund are purchased or redeemed, on a continuous basis without a sales charge, at their next determined net asset value per share. The net asset value per share of the Fund is calculated separately by USSI. Net asset value per share is determined and orders become effective as of 4:00 p.m. Eastern Standard time, Monday through Friday, exclusive of business holidays on which the NYSE is closed, by dividing the aggregate net assets of the Fund at market value by the total number of shares of the Fund outstanding. In the event that the NYSE and other financial markets close earlier, as on the eve of a holiday, the net asset value per share will be determined earlier in the day at the close of trading on the NYSE.

Valuation shall be calculated in U.S. dollars. Securities quoted in other currencies will be converted to U.S. dollars using the exchange rate then in effect in the principal market in which the relevant securities are traded.

A portfolio security listed or traded on an international market, either on an exchange or over-the-counter, is valued at the last reported sales price prior to the time when assets are valued.

A portfolio security listed or traded in the domestic market, either on an exchange or over-the-counter, is valued at the latest reported sale price prior to the time when assets are valued; and, lacking any sales on that day, the security is valued at the mean between the last reported bid and ask prices.

When market quotations are not readily available, or when restricted securities or other assets are being valued, such assets are valued at fair value as determined in good faith by or under procedures established by the Board of Trustees.

Portfolio securities which are traded on more than one market are valued according to the broadest and most representative market. Prices used to value portfolio securities are monitored to ensure that they represent current market values. If the price of a portfolio security is determined to be materially different from its current market value, then such security will be valued at fair value as determined by management and approved in good faith by the Board of Trustees.

Short-term investments with maturities of 60 days or less at the time of purchase are valued on the basis of the amortized cost. This involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium.

                               DIVIDENDS AND TAXES

UNITED STATES TAXES

The Fund intends to qualify as a "regulated investment company" under subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By complying with the applicable provisions of the Code, a Fund will not be subject to Federal income tax on its net investment income and capital gain net income that are distributed to shareholders.

All income dividends and capital gain distributions are normally reinvested, without charge, in additional full and fractional shares of the Fund. Alternatively, investors may choose: (1) automatic reinvestment of capital gain distributions in Fund shares and payment of income dividends in cash; (2) payment of capital gain distributions in cash and automatic reinvestment of dividends in Fund shares; or (3) all income dividend and capital gain distributions paid in cash. The share price of the

                                       16
18
reinvestment will be the net asset value of the Fund shares computed at the close of business on the date the dividend or distribution is paid. Dividend checks returned to the Fund as being undeliverable and dividend checks not cashed after 180 days will automatically be reinvested at the price of the Fund on the day returned or on or about the 181st day and the distribution option will be changed to "reinvest."

At the time of purchase, the share price of the Fund may reflect undistributed income, capital gains or unrealized appreciation of securities. Any dividend or capital gain distribution paid to a shareholder shortly after a purchase of shares will reduce the per share net asset value by the amount of the distribution. Although in effect a return of capital to the shareholder, these distributions are fully taxable. The Fund expects to distribute substantially all of its net investment income, if any, and any net realized capital gains at least once each year.

The Fund is subject to a nondeductible 4 percent excise tax calculated as a percentage of certain undistributed amounts of taxable ordinary income and capital gains net of capital losses. The Fund intends to make such distributions as may be necessary to avoid this excise tax.

Dividends from taxable net investment income and distributions of net short-term capital gains paid by the Fund are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares of the Fund. A portion of these dividends may qualify for the 70 percent dividends received deduction available to corporations. Distributions of net capital gains will be taxable to shareholders as long-term capital gains, whether paid in cash or reinvested in additional shares, and regardless of the length of time the investor has held his shares.

Each January, the Fund will report to its shareholders the Federal tax status of dividends and distributions paid or declared by the Fund during the preceding calendar year. This statement will also indicate whether and to what extent distributions qualify for the 70 percent dividends received deduction available to corporations.

There is a possibility that exchange control regulations imposed by Regent Emerging Europe Region countries may restrict or limit the ability of the Fund to distribute net investment income or the proceeds from the sale of its investments to its shareholders. Any such restrictions or limitations could impact the Fund's ability to meet the distribution requirements described above.

If the Fund owns shares in a foreign corporation that constitutes a "passive foreign investment company" for U.S. Federal income tax purposes and the Fund does not elect to treat the foreign corporation as a "qualified electing fund" within the meaning of the Code, the Fund may be subject to U.S. Federal income tax on a portion of any "excess distribution" it receives from the foreign corporation or any gain it derives from the disposition of such shares, even if such income is distributed as a taxable dividend by the Fund to its U.S. shareholders. The Fund may also be subject to additional tax in the nature of an interest charge with respect to deferred taxes arising from such distributions or gains. Any tax paid by the Fund as a result of its ownership of shares in a "passive foreign investment company" will not give rise to any deduction or credit to the Fund or any shareholder. If the Fund owns shares in a "passive foreign investment company" and the Fund does elect to treat the foreign corporation as a "qualified electing fund" under the Code, the Fund may be required to include in its income each year a portion of the ordinary income and net capital gains of the foreign corporation, even if this income is not distributed to the Fund. Any such income would be subject to the distribution requirements described above even if the Fund did not receive any income to distribute.

FOREIGN TAXES

Income received by the Fund from sources within Regent Emerging Europe Region countries a and any other countries in which the issuers of securities purchased by the Fund are located may be subject to withholding and other taxes imposed by such countries.

If the Fund is liable for foreign income and withholding taxes that can be treated as income taxes under U.S. Federal income tax principles, the Fund expects to meet the requirements of the Code for "passing-through" to its shareholders such foreign taxes paid, but there can be no assurance that the Fund will be able to do so. Under the Code, if more than 50% of the value of the Fund's total assets at the close of its taxable year consists of stocks or securities of foreign corporations, the Fund will be eligible for, and intends to file, an election with the Internal Revenue Service to "pass-through" to the Fund's shareholders the amount of such foreign income and withholding taxes paid by the Fund. Pursuant to this election a shareholder will be required to: (1) include in gross income (in addition to taxable dividends actually received) his pro rata share of such foreign taxes paid by the Fund; (2) treat his pro rata share of such foreign taxes as having been paid by him; and (3) either deduct his pro rata share of such foreign taxes in computing his taxable income or use it as a foreign tax credit against his U.S. Federal income taxes. No deduction for such foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will "pass-through" for that year and, if so, such notification will designate (a) the shareholder's portion of the foreign taxes paid to each such country; and
(b) the portion of dividends that represents income derived from sources within each such country.

The amount of foreign taxes for which a shareholder may claim a credit in any year will be subject to an overall limitation which is applied separately to "passive income," which includes, among other types of income, dividends and interest.

The foregoing is only a general description of the foreign tax credit under current law. Because applicability of the credit depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisers.

The foregoing discussion relates only to generally applicable Federal income tax provisions in effect as of the date of this Prospectus. Shareholders should consult their tax advisers about the status of distributions from the Fund in their own states and localities.

                                    THE TRUST

Accolade Funds (the "Trust") is an open-end management investment company consisting of separate, diversified portfolios. The Regent Emerging Europe Opportunity Fund, Adrian Day Global Opportunity Fund, the Bonnel Growth Fund and the MegaTrends Fund are currently offered to the public.

The Trust was formed April 16, 1993, as a "business trust" under the laws of the Commonwealth of Massachusetts. It is a "series" company which is authorized to issue shares without par value in separate series. Shares of the series have been authorized, each of which represents an interest in a separate portfolio. The Board of Trustees of the Trust has the power to create additional portfolios at any time without a vote of shareholders of the Trust.

Under the Trust's Master Trust Agreement, no annual or regular meeting of shareholders is required, although the Trustees may authorize special meetings from time to time. Under the terms of the Master Trust Agreement, the Trust has a staggered Board with terms of at least 25% of the Trustees expiring every three years. The Trustees serve in that capacity for six year terms. Thus, there will ordinarily be no shareholder meeting unless otherwise required by the Investment Company Act of 1940 (the "1940 Act"). The Trust will call a meeting of shareholders for purposes of voting on the question of removal of one or more Trustees when requested in writing to do so by record holders of not less than 10% of the Trust's outstanding shares, and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

On any matter submitted to shareholders, shares of the portfolio entitle their holder to one vote per share, irrespective of the relative net asset value of the portfolio's shares. On matters affecting an individual portfolio, a separate vote of shareholders of the portfolio is required. The portfolio's shares are fully paid and non-assessable by the Trust, have no preemptive or subscription rights, and are fully transferable, with no conversion rights.


                             MANAGEMENT OF THE FUND

TRUSTEES

The business affairs of the Fund are managed by the Trust's Board of Trustees. The Trustees establish policies, as well as review and approve contracts and their continuance. The Trustees also elect the officers and select the Trustees to serve as executive and audit committee members.

THE SUB-ADVISOR

Effective .....................,  1996 the Advisor and the Trust contracted with
Regent Fund Management Limited ("Sub-Advisor") International Trading Centre, Warrens, St. Michael, Barbados to serve as Sub-Advisor for the Fund, managing the Fund's investments subject to the overall supervision of the Advisor and the Trustees of the Fund and in accordance with the terms of the Sub-Advisory Agreement.

The Sub-Advisor was incorporated in British Virgin Islands on June 30, 1988, and its domicile was changed to Barbados on April 5, 1994. The Sub-Advisor is wholly -owned by Regent Pacific Group Limited ("Regent Pacific") which was established in 1990 and is a holding company of a financial services group with operations in Hong Kong, London and Toronto and with associations with financial investment companies in certain other countries. Regent Pacific manages and advises in respect of assets in excess of $2.2 billion on behalf of clients, of which $160 million is attributable to the Sub-Advisor.

The Sub-Advisor utilizes a team approach to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. Dominic Bokor-Ingram has been team leader for the Fund. Mr. Bokor-Ingram started his career in 1989 as a stockbroker at Olliff & Partners where he was involved with investment trust and closed-end fund research and sales. He then joined Buchanan Partners, an investment management company, in 1992 as a founder member of Buchanan Securities where he specialized in closed-end funds and emerging markets securities, again in a fund research and sales capacity. From 1993 to 1995 he was a member of the emerging markets team, where he specialized in the emerging markets of Eastern and Southern Europe. In 1995 he left Buchanan to establish, with a number of ex-Buchanan colleagues, Regent Kingpin Capital Management, of which he is a director and shareholder where he is responsible for fund management in emerging markets in Europe, Russia and the former Soviet Republics. He is also a director of the Czech Value Fund. Mr. Bokor-Ingram received his BA (Hons) in Economics and Statistics from Exeter University.

The Sub-Advisor manages the composition of the portfolio and furnishes the Fund advice and recommendations with respect to its investments and its investment program and strategy, subject to the general supervision and control of the Advisor and the Trust's Board of Trustees. While the Sub-Advisor does not have previous experience managing a mutual fund's portfolio, it has experience, and continues to manage off shore funds, private investment companies, and separate accounts for institutions and wealthy individuals. Investment decisions for the Fund are made independently of investment decisions made for other clients.

In consideration for such services, the Advisor shares the management fee (net of all expense reimbursements and waivers) equally with the Sub-Advisor. The Fund is not responsible for paying any portion of the Sub-Advisor's fees.

THE INVESTMENT ADVISOR

U.S. Global Investors, Inc., 7900 Callaghan Road, San Antonio, Texas 78229, under an Investment Advisory Agreement with the Trust dated September 21, 1994, furnishes investment advice and is responsible for overall management of the Trust's business affairs. Frank E. Holmes is Chairman of the Board of Directors and Chief Executive Officer of the Advisor, as well as President and Trustee of the Trust. Since October 1989, Mr. Holmes has owned more than 25% of the voting stock of the Advisor and is its controlling person. The Advisor was organized in 1968. The Advisor serves as investment advisor to United Services Funds and Accolade Funds, a family of mutual funds with over $1.4 billion in assets.

The Advisor provides to the Trust, and to the funds in the Trust, management and investment advisory services. The Advisor furnishes an investment program for the Fund, determines, subject to the overall supervision and review of the Board of Trustees of the Trust, what investments should be purchased, sold and held, and makes changes on behalf of the Trust in the investments of the Fund.

The Advisor provides the Trust with office space, facilities and business equipment and provides the services of executive and clerical personnel for administering the affairs of the Trust.

Investment decisions for the Fund are made independently from those of other investment companies advised by U.S. Global Investors, Inc.

The Advisory Agreement with the Trust provides for the Fund to pay the Advisor a flat management fee of 1.25% of the Fund's average net assets.

The Advisor may, out of profits derived from its management fee, pay certain financial institutions (which may include banks, trust companies, securities dealers and other industry professionals) a "servicing fee" for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation. These fees will be paid periodically and will generally be based on a percentage of the value of the institutions' client Fund shares, although such fees may be account based.

                                       19
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

The Transfer Agency Agreement with the Trust provides for the Fund to pay USSI an annual fee of $23 per account (1/12 of $23 monthly). In connection with obtaining and/or providing administrative services to the beneficial owners of Fund shares through broker/dealers, banks, trust companies and similar institutions which provide such services and maintain an omnibus account with the Transfer Agent, the Fund shall pay to the Transfer Agent a monthly fee equal to one-twelfth (1/12) of 12.5 basis points (.00125) of the value of the shares of the fund held in accounts at the institutions, which payment shall not exceed $1.92 multiplied by the average daily number of accounts holding Fund shares at the institutions. These fees cover the usual transfer agency functions. In addition, the Fund bears certain other Transfer Agent expenses such as the costs of record retention and postage, plus the telephone and line charges (including the toll-free 800 service) used by shareholders to contact the Transfer Agent. Transfer Agent fees and expenses including reimbursed expenses, are reduced by the amount of small account charges and account closing fees the Transfer Agent is paid.

USSI performs bookkeeping and accounting services, and determines the daily net asset value for the Fund. Bookkeeping and accounting services are provided to the Fund at an asset based fee of 0.03% of the first $250 million average net assets, 0.02% of the next $250 million average net assets and 0.01% of average net assets in excess of $500 million--subject to an annual minimum fee of $24,000.

Additionally, the Advisor is reimbursed certain costs for in-house legal services pertaining to the Fund.

The Fund pays all other expenses for its operations and activities. The expenses borne by the Fund include the charges and expenses of any shareholder servicing agents; custodian fees; legal and auditors' expenses; brokerage commissions for portfolio transactions; the advisory fee; extraordinary expenses; expenses of shareholders and trustee meetings; expenses for preparing, printing, and mailing prospectuses, proxy statements, reports and other communications to shareholders; and expenses of registering and qualifying shares for sale, among others.


                            DISTRIBUTION EXPENSE PLAN

Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted a distribution expense plan (the "Plan") under which Fund assets may be utilized to pay for or reimburse expenditures in connection with sales and promotional services related to the distribution of Fund shares, including personal services provided to prospective and existing Fund shareholders, which include the costs of: printing and distribution of prospectuses and promotional materials; making slides and charts for presentations; assisting shareholders and prospective investors in understanding and dealing with the Fund; and travel and out-of-pocket expenses (e.g., copy and long distance telephone charges) related thereto. Fund assets may be utilized to pay for or reimburse such expenditures provided the total amount expended pursuant to this Plan does not exceed 0.25% of net assets on an annual basis.

Under the terms of the Plan the Fund may pay a "servicing fee" of up to 0.25% of the Fund's average net assets (1/12 of 0.25% monthly) to persons or institutions for performing certain servicing functions for Fund shareholders. These fees will be paid periodically and will generally be based on a percentage of the value of Fund shares held by the institution's clients. The Plan allows the Fund to pay for or reimburse expenditures in connection with sales and promotional services related to the distribution of Fund shares, including personal services provided to prospective and existing Fund shareholders.
See"Distribution Plan" in the Statement of Additional Information.


                             PERFORMANCE INFORMATION

From time to time, in advertisements or in reports to shareholders or prospective shareholders, the Fund may compare its performance, either in terms of its yield, total return or its yield and total return, to that of other mutual funds with similar investment objectives and to stock or other indices as reported in various periodicals. Performance comparisons should not be considered as representative of the future performance of the Fund.

The Fund's average annual total return is computed in accordance with SEC rules by determining the average annual compounded rate of return for a specified period that, if applied to a hypothetical $1,000 initial investment, would produce the redeemable value of that investment at the end of the period, assuming reinvestment of all dividends and distributions and with recognition of all recurring charges. The Fund may also utilize a total return for differing periods computed in the same manner but without annualizing the total return.


                                       20
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

The Fund's "yield" refers to the income generated by an investment in the Fund over a 30 day (or one month) period (which period will be stated in the advertisement). Yield is computed by dividing the net investment income per share earned during the most recent calendar month by the maximum offering price per share on the last day of such month. This income is then "annualized." That is, the amount of income generated by the investment during that 30 day period is assumed to be generated each month over a 12 month period and is shown as a percentage of the investment.

For purposes of the yield calculation, interest income is computed based on the yield to maturity of each debt obligation and dividend income is computed based upon the stated dividend rate of each security in the Fund's portfolio, and all recurring charges are recognized.

The standard total return and yield results do not take into account recurring and nonrecurring charges for optional services which only certain shareholders elect and which involve nominal fees such as the $5 fee for exchanges. These fees have the effect of reducing the actual return realized by shareholders.


                                       21

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

                                 ACCOLADE FUNDS

                           SHARES OF THE FUND ARE SOLD
                 AT NET ASSET VALUE WITHOUT SALES COMMISSIONS OR
                                 REDEMPTION FEES

                     Regent Emerging Europe Opportunity Fund

                               INVESTMENT ADVISOR
                           U.S. Global Investors, Inc.
                               7900 Callaghan Road
                         Mailing Address: P.O. Box 29467
                          San Antonio, Texas 78229-0467

                                   SUB-ADVISOR
                         Regent Fund Management Limited
                          International Trading Centre
                              Warrens, St. Michael
                                    Barbados

                                 TRANSFER AGENT
                        United Shareholder Services, Inc.
                                 P.O. Box 781234
                          San Antonio, Texas 78278-1234

                                    CUSTODIAN
                              Bankers Trust Company
                                 16 Wall Street
                            New York, New York 10005

                             INDEPENDENT ACCOUNTANT
                              Price Waterhouse LLP
                          One Riverwalk Place, Ste. 900
                            San Antonio, Texas 78205

                                     No Load

      Be Sure to Retain This Prospectus; It Contains Valuable Information.

                                       22

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

--------------------------------------------------------------------------------

                 PART B -- STATEMENT OF ADDITIONAL INFORMATION

           Included herein is the Statement of Additional Information for the
                Accolade-Regent Emerging Europe Opportunity Fund

                         Post-Effective Amendment No. 9

--------------------------------------------------------------------------------

                                 ACCOLADE FUNDS

                     REGENT EMERGING EUROPE OPPORTUNITY FUND

                                  (THE "FUND")

                       STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information is not a prospectus;  it should be read in conjunction with the Fund's  prospectus dated  ......................,  1997,
(the "Prospectus"), which may be obtained from U. S. Global Investors, Inc. (the "Advisor"), P.O. Box 29467, San Antonio, Texas 78229-0467.

The    date    of    this    Statement    of    Additional     Information    is
 ........................., 1997.

                                        1

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

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

                                                                           PAGE

GENERAL INFORMATION..........................................................3

INVESTMENT OBJECTIVES AND POLICIES...........................................3

RISK FACTORS.................................................................4

PORTFOLIO TURNOVER..........................................................11

MANAGEMENT OF THE FUND......................................................11

INVESTMENT ADVISORY SERVICES................................................12

TRANSFER AGENCY AND OTHER SERVICES..........................................14

DISTRIBUTION PLAN...........................................................14

CERTAIN PURCHASES OF SHARES OF THE FUND.....................................14

ADDITIONAL INFORMATION ON REDEMPTIONS.......................................15

CALCULATION OF PERFORMANCE DATA.............................................15

TAX STATUS..................................................................16

INDEPENDENT ACCOUNTANTS ....................................................17

FINANCIAL STATEMENTS........................................................17

                                        2

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

                               GENERAL INFORMATION

Accolade Funds (the "Trust") is an open-end management investment company and is a business trust organized under the laws of the Commonwealth of Massachusetts. There are numerous series within the Trust, each of which represents a separate diversified portfolio of securities (a "Portfolio"). This Statement of Additional Information ("SAI") presents important information concerning the Regent Emerging Europe Opportunity Fund ("Fund") and should be read in conjunction with the Prospectus.

The assets received by the Trust from the issue or sale of shares of the Fund and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are separately allocated to such Fund. They constitute the underlying assets of the Fund, are required to be segregated on the books of accounts, and are to be charged with the expenses with respect to such fund. Any general expenses of the Trust, not readily identifiable as belonging to a particular fund, will be allocated by or under the direction of the Board of Trustees in such manner as the Board determines to be fair and equitable.

Each share of the Fund represents an equal proportionate interest in the Fund with each other share and is entitled to such dividends and distributions, out of the income belonging to that Fund, as are declared by the Board. Upon liquidation of the Trust, shareholders of each fund are entitled to share pro rata in the net assets belonging to the Fund available for distribution.

As described under "The Trust" in the Prospectus, the Trust's Master Trust Agreement provides that no annual or regular meeting of shareholders is required. However, the Trust has a staggered Board with terms such that the tenure of at least 25% of the Trustees expires every three years. The Trustees serve for six-year terms. Thus, there will ordinarily be no shareholder meetings unless otherwise required by the Investment Company Act of 1940.

On any matter submitted to shareholders, the holder of each share is entitled to one vote per share (with proportionate voting for fractional shares). On matters affecting any individual fund, a separate vote of that fund would be required. Shareholders of any fund are not entitled to vote on any matter that does not affect their fund but that requires a separate vote of another fund.

Shares do not have cumulative voting rights, which means that in situations in which shareholders elect Trustees, holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trust's Trustees, and the holders of less than 50% of the shares voting for the election of Trustees will not be able to elect any person as a Trustee.

Shares have no preemptive or subscription rights and are fully transferable. There are no conversion rights.

Under Massachusetts law, the shareholders of the Trust could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Master Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Master Trust Agreement provides for indemnification out of the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

                       INVESTMENT OBJECTIVES AND POLICIES

The following information supplements the discussion of the Fund's investment objectives and policies discussed in the Fund's Prospectus.

INVESTMENT RESTRICTIONS. If a percentage investment restriction is adhered to at the time of investment, a later increase or decrease in percentage, resulting from a change in values of portfolio securities or amount of net assets, will not be considered a violation of any of the foregoing restrictions.

FUNDAMENTAL INVESTMENT RESTRICTIONS. The Fund will not change any of the following investment restrictions without the affirmative vote of a majority of the outstanding voting securities of the Fund, which, as used herein, means the lesser of: (1) 67% of that Fund's outstanding shares present at a meeting at which more than 50% of the outstanding shares of that Fund are represented either in person or by proxy, or (2) more than 50% of that Fund's outstanding shares.

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The Fund may not:

(1)   Issue senior securities.

(2) Borrow money, except that the Fund may borrow not in excess of 5% of its total assets from banks as a temporary measure for extraordinary purposes, may borrow up to 331/3% of the amount of its total assets (reduced by the amount of all liabilities and indebtedness other than such borrowing) when deemed desirable or appropriate to effect redemptions provided, however, that the Fund will not purchase additional securities while borrowings exceed 5% of the total assets of the Fund.

(3)   Underwrite the securities of other issuers.

(4)   Invest in real estate.

(5) Engage in the purchase or sale of commodities or commodity futures contracts, except that the Fund may invest in futures contracts, forward contracts, options, and other derivative investments in conformance with policies disclosed in the Fund's then current Prospectus and/or Statement of Additional Information.

(6) Lend its assets, except that the Fund may purchase money market debt obligations and repurchase agreements secured by money market obligations, and except for the purchase or acquisition of bonds, debentures or other debt securities of a type customarily purchased by institutional investors and except that any Fund may lend portfolio securities with an aggregate market value of not more than one-third of such Fund's total net assets. (Accounts receivable for shares purchased by telephone shall not be deemed loans.)

(7) Purchase any security on margin, except that it may obtain such short-term credits as are necessary for clearance of securities transactions.

(8)   Sell short more than 5% of its total assets.

(9) Invest more than 25% of its total assets in securities of companies principally engaged in any one industry. For the purposes of determining industry concentration, the Fund relies on the Standard Industrial Classification as complied by Standard & Poor's Compustat Services, Inc. as in effect from time to time.

(10) With respect to 75% of its total assets, the Fund will not: (a) invest more than 5% of the value of its total assets in securities of any one issuer, except such limitation shall not apply to obligations issued or guaranteed by the United States ("U.S.") Government, its agencies or instrumentalities; or (b) acquire more than 10% of the voting securities of any one issuer.

(11) Invest more than 10% of its total net assets in open-end investment companies. To the extent that the Fund shall invest in open-end investment companies, the Fund's Advisor and Sub-Advisor shall waive a proportional amount of their management fee.

                                  RISK FACTORS

The following information supplements the discussion of the Fund's risk factors discussed in the Fund's Prospectus. The following are among the most significant risks associated with an investment in the Fund.

EQUITY PRICE FLUCTUATION. Equity securities are subject to price fluctuations depending on a variety of factors, including market, business, and economic conditions.

FOREIGN INVESTMENTS. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the United States securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation of the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investment. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. It is anticipated that in most cases

                                        4


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

the best available market for foreign securities will be on exchanges or in over-the-counter markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable United States companies. In addition, foreign brokerage commissions are generally higher than commissions on securities traded in the United States and may be non-negotiable. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers, and issuers than in the United States.

EMERGING MARKETS. Investing in emerging markets involves risks and special considerations not typically associated with investing in other more established economies or securities markets. Investors should carefully consider their ability to assume the risks listed below before making an investment in the Fund. Investing in emerging markets is considered speculative and involves the risk of total loss. Because the Fund's investments will be subject to the market fluctuations and risks inherent in all investments, there can be no assurance that the Fund's stated objective will be realized. The Fund's Advisor and Sub-Advisor will seek to minimize these risks through professional management and investment diversification. As with any long-term investment, the value of shares when sold may be higher or lower than when purchased.

Risks of investing in emerging markets include:

(1) the risk that the Fund's assets may be exposed to nationalization, expropriation, or confiscatory taxation;

(2) the fact that emerging market securities markets are substantially smaller, less liquid and more volatile than the securities markets of more developed nations The relatively small market capitalization and trading volume of emerging market securities may cause the Fund's investments to be comparatively less liquid and subject to greater price volatility than investments in the securities markets of developed nations. Many emerging markets are in their infancy and have yet to be exposed to a major correction. In the event of such an occurrence, the absence of various market mechanisms which are inherent in the markets of more developed nations may lead to turmoil in the market place, as well as the inability of the Fund to liquidate its investments;

(3) greater social, economic and political uncertainty (including the risk of war);

(4) greater price volatility, substantially less liquidity and significantly smaller market capitalization of securities markets;

(5) currency exchange rate fluctuations and the lack of available currency hedging instruments;

(6)   higher rates of inflation;

(7) controls on foreign investment and limitations on repatriation of invested capital and on the Fund's ability to exchange local currencies for U.S. dollars;

(8)   greater governmental involvement in and control over the economy;

(9) the fact that emerging market companies may be smaller, less seasoned and newly organized;

(10) the difference in, or lack of, auditing and financial reporting standards which may result in unavailability of material information about issuers;

(11) the fact that the securities of many companies may trade at prices substantially above book value, at high price/earnings ratios, or at prices which do not reflect traditional measures of value;

(12)  the fact  that  statistical  information  regarding  the  economy  of many
      emerging  market   countries  may  be  inaccurate  or  not  comparable  to
      statistical information regarding the United States or other economies;

(13)  less extensive regulation of the securities markets;

(14)  certain  considerations   regarding  the  maintenance  of  Fund  portfolio
      securities   and  cash   with   foreign   subcustodians   and   securities
      depositories;

(15) the risk that it may be more difficult, or impossible, to obtain and/or enforce a judgment than in other countries;

(16) the risk that the Fund may be subject to income or withholding taxes imposed by emerging market countries or other foreign governments. The Fund intends to elect, when eligible, to "pass through" to the Fund's shareholders the amount of foreign income tax and similar taxes paid by the Fund. The foreign taxes passed through to a shareholder would be included in the shareholder's income and may be claimed as a deduction or credit. Other taxes, such as transfer taxes, may be imposed on the Fund, but would not give rise to a credit or be eligible to be passed through to the shareholders;

(17) the fact that the Fund also is permitted to engage in foreign currency hedging transactions and to enter into stock options on stock index futures transactions, each of which may involve special risks, although these strategies cannot at the present time be used to a significant extent by the Fund in the markets in which the Fund will principally invest;

(18) the risk that enterprises in which the Fund invests may be or become subject to unduly burdensome and restrictive regulation affecting the commercial freedom of the invested company and thereby diminishing the value of the Fund's investment in it. Restrictive or over regulation may therefore be a form of indirect nationalization;

(19) the risk that businesses in emerging markets have only a very recent history of operating within a market-oriented economy. In general, relative to companies operating in western economies, companies in emerging markets are characterized by a lack of (i) experienced management, (ii) modern technology and (iii) sufficient capital base with which to develop and expand their operations. It is unclear what will be the effect on companies in emerging markets, if any, of attempts to move towards a more market-oriented economy;

(20) the fact that investments in equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions, quality ratings and other factors beyond the control of the Advisor or Sub-Advisor. As a result, the return and net asset value of the Fund will fluctuate;

(21) the fact that the Sub-Advisor may engage in hedging transactions in an attempt to hedge the Fund's foreign securities investments back to the U.S. dollar when, in its judgment, currency movements affecting particular investments are likely to harm the performance of the Fund. Possible losses from changes in currency exchange rates are primarily a risk of unhedged investing in foreign securities. While a security may perform well in a foreign market, if the local currency declines against the U.S. dollar, gains from the investment can disappear or become losses.
      Typically, currency fluctuations are more extreme than stock market fluctuations. Accordingly, the strength or weakness of the U.S. dollar against foreign currencies may account for part of the Fund's performance even when the Sub-Advisor attempts to minimize currency risk through hedging activities. While currency hedging may reduce portfolio volatility, there are costs associated with such hedging, including the loss of potential profits, losses on hedging transactions, and increased transaction expenses; and

(22) disposition of illiquid securities often takes more time than for more liquid securities, may result in higher selling expenses and may not be able to be made at desirable prices or at the prices at which such securities have been valued by the Fund. As a non-fundamental policy the Fund will not invest more than 15% of its net assets in illiquid securities.

LOWER-RATED AND UNRATED DEBT SECURITIES. The Fund may invest up to 5% of its total assets in debt rated less than investment grade (or unrated) by Standard & Poor's Corporation (Chicago), Moody's Investors Service (New York), Duff & Phelps (Chicago), Fitch Investors Service (New York), Thomson Bankwatch (New
York), Canadian Bond Rating Service (Montreal), Dominion Bond Rating Service (Toronto), IBCA (London), The Japan Bond Research Institute (Tokyo), Japan Credit Rating Agency (Tokyo), Nippon Investors Service (Tokyo), or S&P-ADEF (Paris). In calculating the 5% limitation, a debt security will be considered investment grade if any one of the above listed credit rating agencies rates the security as investment grade.

In general, the market for lower-rated or unrated bonds may be thinner and less active, such bonds may be less liquid and their market prices may fluctuate more than those of higher-rated bonds, particularly in times of economic change and market stress. In addition, because the market for lower-rated or unrated corporate debt securities has in recent years experienced a dramatic increase in the large-scale use of such securities to fund highly leveraged corporate acquisitions and restructuring, past experience may not provide an accurate indication of the future performance of that market or of the frequency of

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

default, especially during periods of economic recession. Reliable objective pricing data for lower-rated or unrated bonds may tend to be more limited; in that event, valuation of such securities in the Fund's portfolio may be more difficult and will require greater reliance on judgment.

Since the risk of default is generally higher among lower-rated or unrated bonds, the Sub-Advisor's research and analysis are especially important in the selection of such bonds, which are often described as "high yield bonds" because of their generally higher yields and referred to figuratively as "junk bonds" because of their greater risks.

In selecting lower-rated bonds for investment by the Fund, the Sub-Advisor does not rely exclusively on ratings, which in any event evaluate only the safety of principal and interest, not market value risk, and which furthermore, may not accurately reflect an issuer's current financial condition. The Fund does not have any minimum rating criteria for its investments in bonds. Through portfolio diversification, good credit analysis and attention to current developments and trends in interest rates and economic conditions, investment risk can be reduced, although there is no assurance that losses will not occur.

RESTRICTED SECURITIES. The Fund may, from time to time, purchase securities which are subject to restrictions on resale. While such purchases may be made at an advantageous price and offer attractive opportunities for investment not otherwise available on the open market, the Fund may not have the same freedom to dispose of such securities as in the case of the purchase of securities in the open market or in a public distribution. These securities may often be resold in a liquid dealer or institutional trading market, but the Fund may experience delays in its attempts to dispose of such securities. If adverse market conditions develop, the Fund may not be able to obtain as favorable a price as that prevailing at the time the decision is made to sell. In any case, where a thin market exists for a particular security, public knowledge of a proposed sale of a large block may have the effect of depressing the market price of such securities.

CONVERTIBLE SECURITIES. The Fund may invest in convertible securities, that is, bonds, notes, debentures, preferred stocks and other securities which are convertible into or exchangeable for another security, usually common stock. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically increases or declines as the market value of the underlying common stock increases or declines, although usually not to the same extent. Convertible securities generally offer lower yields than non-convertible fixed income securities of similar quality because of their conversion or exchange features. Convertible bonds and convertible preferred stock typically have lower credit ratings than similar non-convertible securities because they are generally subordinated to other similar but non-convertible fixed income securities of the same issuer.

OTHER RIGHTS TO ACQUIRE SECURITIES. The Fund may also invest in other rights to acquire securities, such as options and warrants. These securities represent the right to acquire a fixed or variable amount of a particular issue of securities at a fixed or formula price either during specified periods or only immediately prior to termination. These securities are generally exercisable at premiums above the value of the underlying securities at the time the right is issued. These rights are more volatile than the underling stock and will result in a total loss of the Fund's investment if they expire without being exercised because the value of the underlying security does not exceed the exercise price of the right.

ADRS AND GDRS. The Fund may invest in sponsored or unsponsored American Depository Receipts ("ADRs") or Global Depository Receipts ("GDRs") representing shares of companies located in the emerging Europe region. ADRs are depository receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, depository receipts in registered form are designed for use in the U.S. securities market, and depository receipts in bearer form are designed for use in securities markets outside the United States. Depository receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the securities underlying unsponsored depository receipts are not obligated to disclose material information in the United States; and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depository receipts. For purposes of the Fund's investment policies, the Fund's investments in depository receipts will be deemed to be investments in the underlying securities.

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FUTURES  CONTRACTS.  The Fund may sell  futures  contracts  to hedge  against  a decline in the market price of securities which it owns or to defend the portfolio against currency fluctuations. When the Fund establishes a short position by selling a futures contract, the Fund will be required to deposit with the broker an amount of cash or U.S. Treasury bills equal to approximately 5% of the contract amount ("initial margin"). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all the Fund's
contractual  obligations  have  been  satisfied.   Subsequent  payments,  called
variation margin, to and from the broker will be made on a daily basis as the price of the underlying currency or stock index fluctuates making a short position in the futures contract more or less valuable, a process known as "marking-to-market." For example, when the Fund has sold a currency futures contract and the prices of the stocks included in the underlying currency has fallen, that position will have increased in value and the Fund will receive from the broker a variation margin payment equal to that increase in value. Conversely, when the Fund has sold a currency futures contract and the prices of the underlying currency has risen, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and it realizes a loss or a gain.

There is a risk  that  futures  contract  price  movements  will  not  correlate perfectly with movements in the value of the underlying stock index. For a number of reasons the price of the stock index future may move more than or less than the price of the securities that make up the index. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Secondly, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the stock market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions.

There is a further risk that a liquid secondary trading market may not exist at all times for these futures contracts, in which event the Fund might be unable to terminate a futures position at a desired time. Positions in stock index futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Fund intends to purchase futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. If there is not a liquid secondary market at a particular time, it may not be possible to close a futures position at such time, and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.

OPTIONS. The Fund may sell call options or purchase put options on futures contracts to hedge against a decline in the market price of securities which it owns or to defend the portfolio against currency fluctuations. Options on futures contracts differ from options on individual securities in that the exercise of an option on a futures contract does not involve delivery of an actual underlying security. Options on futures contracts are settled in cash only. The purchaser of an option receives a cash settlement amount and the writer of an option is required, in return for the premium received, to make delivery of a certain amount if the option is exercised. A position in an option on a futures contract may be offset by either the purchaser or writer by entering into a closing transaction, or the purchaser may terminate the option by exercising it or allowing it to expire.

The risks associated with the purchase and sale of options on futures contracts are generally the same as those relating to options on individual securities. However, the value of an option on a futures contract depends primarily on movements in the value of the currency or the stock index underlying the futures contract rather than in the price of a single security. Accordingly, the Fund will realize a gain or loss from purchasing or writing an option on a futures contract as a result of movements in the related currency or in the stock market generally, rather than changes in the price for a particular security.
Therefore, successful use of options on futures contracts by the Fund will depend on the Advisor's ability to predict movements in the direction of the currency or stock market underlying the futures contract. The ability to predict these movements requires different skills and techniques than predicting changes in the value of individual securities.

Because index options are settled in cash, the Fund cannot be assured of covering its potential settlement obligations under call options it writes on futures contracts by acquiring and holding the underlying securities. Unless the Fund has cash on

                                        8

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

hand that is sufficient to cover the cash settlement amount, it would be required to sell securities owned in order to satisfy the exercise of the option.

As a non-fundamental policy the Fund will not invest more than 5% of its total net assets in options.

SEGREGATED ASSETS AND COVERED POSITIONS. When purchasing a stock index futures contract, selling an uncovered call option, or purchasing securities on a when-issued or delayed delivery basis, the Fund will restrict cash, which may be invested in repurchase obligations) or liquid securities. When purchasing a stock index futures contract, the amount of restricted cash or liquid securities, when added to the amount deposited with the broker as margin, will be at least equal to the market value of the futures contract and not less than the market price at which the futures contract was established. When selling an uncovered call option, the amount of restricted cash or liquid securities, when added to the amount deposited with the broker as margin, will be at least equal to the value of securities underlying the call option and not less than the strike price of the call option. When purchasing securities on a when-issued or delayed delivery basis, the amount of restricted cash or liquid securities will be at least equal to the Fund's when-issued or delayed delivery commitments.

The restricted cash or liquid securities will either be identified as being restricted in the Fund's accounting records or physically segregated in a separate account at Bankers Trust Company, the Fund's custodian. For the purpose of determining the adequacy of the liquid securities which have been restricted, the securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or liquid securities will be restricted on a daily basis so that the value of the restricted cash or liquid securities, when added to the amount deposited with the broker as margin, equals the amount of such commitments by the Fund.

Fund assets need not be segregated if the Fund "covers" the futures contract or call option sold. For example, the Fund could cover a futures or forward contract which it has sold short by owning the securities or currency underlying the contract. The Fund may also cover this position by holding a call option permitting the Fund to purchase the same futures or forward contract at a price no higher than the price at which the sell position was established.

The Fund could cover a call option which it has sold by holding the same currency or security (or, in the case of a stock index, a portfolio of stock substantially replicating the movement of the index) underlying the call option. The Fund may also cover by holding a separate call option of the same security or stock index with a strike price no higher than the strike price of the call option sold by the Fund. The Fund could cover a call option which it has sold on a futures contract by entering into a long position in the same futures contract at a price no higher than the strike price of the call option or by owning the securities or currency underlying the futures contract. The Fund could also cover a call option which it has sold by holding a separate call option permitting it to purchase the same futures contract at a price no higher than the strike price of the call option sold by the Fund.

FOREIGN CURRENCY TRANSACTIONS. Investments in foreign companies usually involve use of currencies of foreign countries. The Fund also may hold cash and cash-equivalent investments in foreign currencies. The value of the Fund's assets as measured in U.S. dollars will be affected by changes in currency exchange rates and exchange control regulations. The Fund may, as appropriate markets are developed, but is not required to, engage in currency transactions including cash market purchases at the spot rates, forward currency contracts, exchange listed currency futures, exchange listed and over-the-counter options on currencies, and currency swaps for two purposes. One purpose is to settle investment transactions. The other purpose is to try to minimize currency risks.

All currency transactions involve a cost. Although foreign exchange dealers generally do not charge a fee, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Commissions are paid on futures options and swaps transactions, and options require the payment of a premium to the seller.

A forward contract involves a privately negotiated obligation to purchase or sell at a price set at the time of the contract with delivery of the currency generally required at an established future date. A futures contract is a standardized contract for delivery of foreign currency traded on an organized exchange that is generally settled in cash. An option gives the right to enter into a contract. A swap is an agreement based on a nominal amount of money to exchange the differences between currencies.

The Fund will generally use spot rates or forward contracts to settle a security transaction or handle dividend and interest collection. When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the

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

payment in dollars. By entering into a spot rate or forward contract, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

The Fund may use forward or futures contracts, options, or swaps when the investment manager believes the currency of a particular foreign country may suffer a substantial decline against another currency. For example, it may enter into a currency transaction to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. The precise matching of the securities transactions and the value of securities involved generally will not be possible. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term strategy is highly uncertain.

The Fund may cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies in which the Fund has (or expects to have) portfolio exposure.

The Fund may engage in proxy hedging. Proxy hedging is often used when the currency to which a fund's portfolio is exposed is difficult to hedge. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, and simultaneously buy U.S. dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked securities.

The Fund will not enter into a currency transaction or maintain an exposure as a result of the transaction when it would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency. The Fund will designate cash or securities in an amount equal to the value of the Fund's total assets committed to consummating the transaction. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the Fund's commitment.

On the settlement date of the currency transaction, the Fund may either sell portfolio securities and make delivery of the foreign currency or retain the securities and terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting position. It is impossible to forecast what the market value of portfolio securities will be on the settlement date of a currency transaction. Accordingly, it may be necessary for the Fund to buy additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the securities are less than the amount of foreign currency the Fund is obligated to deliver and a decision is made to sell the securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received on the sale of the portfolio securities if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. The Fund will realize gains or losses on currency transactions.

The Fund may also buy put options and write covered call options on foreign currencies to try to minimize currency risks. The risk of buying an option is the loss of premium. The risk of selling (writing) an option is that the currency option will minimize the currency risk only up to the amount of the premium, and then only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to buy the underlying currency at the loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund may also be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements on exchange rates. All options written on foreign currencies will be covered; that is, the Fund will own securities denominated in the foreign currency, hold cash equal to its obligations or have contracts that offset the options.

The Fund may construct a synthetic foreign currency investment, sometimes called a structured note, by (a) purchasing a money market instrument which is a note denominated in one currency, generally U.S. dollars, and (b) concurrently entering into a forward contract to deliver a corresponding amount of that currency in exchange for a different currency on a future date and at a specified rate of exchange. Because the availability of a variety of highly liquid short-term U.S. dollar market instruments, or notes, a synthetic money market position utilizing such U.S. dollar instruments may offer greater liquidity than direct investment in foreign currency.

CURRENCY FLUCTUATIONS -- "SECTION 988" GAINS OR LOSSES. Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues interest or other receivables, or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually  collects  such  receivables  or pays such  liabilities  are treated as ordinary income or ordinary loss. Similarly, gains or losses from the disposition of foreign currencies or from the disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign

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

currency between the date of acquisition of the currency or security and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, increase or decrease the amount of the Fund's net investment income (which includes, among other things, dividends, interest and net short-term capital gains in excess of net long-term capital losses, net of expenses) available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gain. If section 988 losses exceed such other net investment income during a taxable year, any distributions made by the Fund could be recharacterized as a return of capital to shareholders, rather than as an ordinary dividend, reducing each shareholder's basis in his Fund shares. To the extent that such distributions exceed such shareholder's basis, they will be treated as a gain from the sale of shares. As discussed below, certain gains or losses with respect to forward foreign currency contracts, over-the-counter options or foreign currencies and certain options graded on foreign exchanges will also be treated as section 988 gains or losses.

Forward currency contracts and certain options entered into by the Fund may create "straddles" for U.S. Federal income tax purposes and this may affect the character of gains or losses realized by the Fund on forward currency contracts or on the underlying securities and cause losses to be deferred. Transactions in forward currency contracts may also result in the loss of the holding period of underlying securities for purposes of the 30% of gross income test. The Fund may also be required to "mark-to-market" certain positions in its portfolio (i.e., treat them as if they were sold at year end). This could cause the Fund to recognize income without having the cash to meet the distribution requirements.

                               PORTFOLIO TURNOVER

The Fund's management buys and sell securities for the Fund to accomplish investment objectives. The Fund's investment policy may lead to frequent changes in investments, particularly in periods of rapidly changing markets. The Fund's investments may also be traded to take advantage of perceived short-term disparities in market values.

A change in the securities held by the Fund is known as "portfolio turnover." A high portfolio turnover rate may cause the Fund to pay higher transaction expenses, including more commissions and markups, and also result in quicker recognition of capital gains, resulting in more capital gain distributions which may be taxable to shareholders. Any short term gain realized on securities will be taxed to shareholders as ordinary income. See "Tax Status."

                             MANAGEMENT OF THE FUND

The Trustees and Officers of the Trust and their principal occupations during the past five years are set forth below. Except as otherwise indicated, the business address of each is 7900 Callaghan Road, San Antonio, Texas 78229.

NAME AND ADDRESS         TRUST POSITION      PRINCIPAL OCCUPATION
--------------------     ---------------     -----------------------------------

Frank E. Holmes(1)       Trustee             Chairman of the Board  of Directors
                         President,          and Chief Executive  Officer of the
                         Chief Executive     Advisor.  Since  October  1989  Mr.
                         Officer             Holmes has served and continues  to
                                             serve in  various  positions   with
                                             the Advisor, its subsidiaries,  and
                                             the investment  companies which  it
                                             sponsors.   Director   of  Franc-Or
                                             Resource Corp.  from  November 1994
                                             to  November  1996.   Director   of
                                             Marleau,  Lemire Inc. from  January
                                             1995 to December 1995.

                                             ------------------
                                             (1) This  Trustee may be deemed  an
                                             "interested  person"  of the  Trust
                                             as  defined   in   the   Investment
                                             Company Act of 1940.

Richard E. Hughs         Trustee             Professor   at    the   School   of
11 Dennin Drive                              Business  of the  State  University
Menands, NY 12204                            of New York at  Albany from 1990 to
                                             present;  Dean,  School of Business
                                             1990-1994;    Director    of    the
                                             Institute for the  Advancement   of
                                             Health      Care        Management,
                                             1994-present.    Corporate     Vice
                                             President,      Sierra      Pacific
                                             Resources,  Reno,  NV,   1985-1990.
                                             Dean  and  Professor,  College   of
                                             Business            Administration,
                                             University    of   Nevada,    Reno,
                                             1977-1985.  Associate  Dean,  Stern
                                             School  of   Business,   New   York
                                             University,    New    York    City,
                                             1970-1977.

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

NAME AND ADDRESS         TRUST POSITION      PRINCIPAL OCCUPATION
--------------------     ---------------     -----------------------------------

Clark R. Mandigo         Trustee             Business   consultant  since  1991.
1250 N.E. Loop 410                           From 1985 to 1991, President, Chief
Suite 900                                    Executive Officer,  and Director of
San Antonio, Texas 78209                     Intelogic Trace, Inc., a nationwide
                                             company  which  sells,  leases  and
                                             maintains       computers       and
                                             telecommunications    systems   and
                                             equipment. Prior to 1985, President
                                             BHP Petroleum (Americas),  Ltd., an
                                             oil   and   gas   exploration   and
                                             development  company.  Director  of
                                             Palmer  Wireless,  Inc.,  Lone Star
                                             Steakhouse   &  Saloon,   Inc.  and
                                             Physician  Corporation  of America.
                                             Formerly  a Director  of  Datapoint
                                             Corporation.       Trustee      for
                                             Pauze/Swanson United Services Funds
                                             from   November  1993  to  February
                                             1996.

Bobby D. Duncan          Executive Vice      President, Chief Financial Officer,
                         President,          and Chief Operating  Officer of the
                         Chief Operating     Advisor.  Since  January  1985  Mr.
                         Officer             Duncan has served and  continues to
                                             serve in various positions with the
                                             Advisor, its subsidiaries,  and the
                                             investment   companies   which   it
                                             sponsors.

Thomas D. Tays           Vice President,     Vice   President   and   Securities
                         Secretary of the    Specialist  of the  Advisor.  Since
                         Trust               September  1993 Mr. Tays has served
                                             and  continues  to serve in various
                                             positions  with  the  Advisor,  its
                                             subsidiaries,  and  the  investment
                                             companies which it sponsors.  Prior
                                             to  September  1993 Mr. Tays was an
                                             attorney in private practice.

Susan B. McGee           Vice President,     Vice President and Secretary of the
                         Assistant           Advisor.  Since  September 1992 Ms.
                         Secretary           McGee has served and  continues  to
                                             serve in various positions with the
                                             Advisor, its subsidiaries,  and the
                                             investment   companies   which   it
                                             sponsors.  Prior to September  1992
                                             Ms.  McGee  was a  student  at  St.
                                             Mary's Law School.

Kevin C. White           Chief Accounting    Chief  Accounting  Officer  of  the
                         Officer             Advisor.  Since  November  1995 Mr.
                                             White has served and  continues  to
                                             serve in various positions with the
                                             Advisor, its subsidiaries,  and the
                                             investment   companies   which   it
                                             sponsors. Closing Manager for World
                                             Savings and Loan from  January 1995
                                             to  November  1995.  Controller  of
                                             Swearingen  Aircraft  from December
                                             1991  to  January  1995.  Financial
                                             Analyst for Fox Photo from February
                                             1991 to December 1991.

                         PRINCIPAL HOLDERS OF SECURITIES

As of  ..........................,  1997,  shares  of the  Fund had not yet been offered to the public and ............................  owned 100% of the Fund's outstanding shares.

                          INVESTMENT ADVISORY SERVICES

The investment adviser to the Fund is U. S. Global Investors, Inc. (the "Advisor"), a Texas corporation, pursuant to an advisory agreement dated September 21, 1994. Frank E. Holmes, Chief Executive Officer and a Director of the Advisor, as well as a Trustee, President and Chief Executive Officer of the Trust, beneficially owns more than 25% of the outstanding voting stock of the Advisor and may be deemed to be a controlling person of the Advisor.

In addition to the services described in the Fund's Prospectus, the Advisor will provide the Trust with office space, facilities and simple business equipment, and will provide the services of executive and clerical personnel for administering the affairs

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

of the Trust. It will compensate all personnel, officers, and trustees of the Trust, if such persons are employees of the Advisor or its affiliates, except that the Trust will reimburse the Advisor for a portion of the compensation of the Advisor's employees who perform certain legal services for the Trust, including state securities law regulatory compliance work, based upon the time spent on such matters for the Trust.

In consideration for such services, the Advisor pays the Sub-Advisor a sub-advisory fee. The Advisor and the Sub-Advisor share the management fee equally.

The Trust pays all other expenses for its operations and activities. Each of the funds of the Trust pays its allocable portion of these expenses. The expenses borne by the Trust include the charges and expenses of any transfer agents and dividend disbursing agents, custodian fees, legal and auditing expenses, bookkeeping and accounting expenses, brokerage commissions for portfolio transactions, taxes, if any, the advisory fee, extraordinary expenses, expenses of issuing and redeeming shares, expenses of shareholder and trustee meetings, and of preparing, printing and mailing proxy statements, reports and other communications to shareholders, expenses of registering and qualifying shares for sale, fees of Trustees who are not "interested persons" of the Advisor, expenses of attendance by officers and trustees at professional meetings of the Investment Company Institute, the No-Load Mutual Fund Association or similar organizations, and membership or organization dues of such organizations, expenses of preparing and setting in type prospectuses and periodic reports and expenses of mailing them to current shareholders, fidelity bond premiums, cost of maintaining the books, and records of the Trust, and any other charges and fees not specifically enumerated.

The Trust and the Advisor, in connection with the Fund, have entered into a sub-advisory agreement with another firm as discussed in the Prospectus. The Sub-Advisor's compensation is set forth in the Prospectus and is paid by the Advisor. The Fund will not be responsible for the Sub-Advisor's fee.

The Advisor may, out of profits derived from its management fee, pay certain financial institutions (which may include banks, securities dealers, and other industry professionals) a "servicing fee" for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation. These fees will be paid periodically and will generally be based on a percentage of the value of the institutions' client Fund shares. The Glass-Steagall Act limits banks in engaging in the business of underwriting, selling or distributing securities. However, in the Advisor's opinion, such laws should not preclude a bank from performing shareholder administrative and servicing functions as contemplated herein.

The Advisory Agreement was approved by the Board of Trustees of the Trust (including a majority of the "disinterested Trustees") with respect to the Fund and will be submitted for approval by shareholders of the Fund at the initial meeting of shareholders. The Advisory Agreement provides that it will continue initially for two years, and from year to year thereafter, with respect to each fund, as long as it is approved at least annually both (i) by a vote of a majority of the outstanding voting securities of such fund [as defined in the Investment Company Act of 1940 (the "Act")] or by the Board of Trustees of the Trust, and (ii) by a vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated on 60 days' written notice by either party and will terminate automatically if it is assigned.

Both the Advisor and Sub-Advisor provide investment advise to a variety of clients (the Advisor also provides investment advise to other mutual funds). Investment decisions for each client are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the Advisor's or Sub-Advisor's opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients. The Advisor and Sub-Advisor employ professional staffs of portfolio managers who draw upon a variety of resources for research information for the clients.

In addition to advising client accounts, the Advisor invests in securities for its own account. The Advisor has adopted policies and procedures intended to minimize or avoid potential conflicts with its clients when trading for its own account. The Advisor's investment objective and strategies are not the same as its clients, emphasizing venture capital investing, private

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

placement arbitrage, and speculative short-term trading. The Advisor uses a diversified approach to venture capital investing. Investments typically involve early-stage businesses seeking initial financing as well as more mature businesses in need of capital for expansion, acquisitions, management buyouts, or recapitalization. In general, the Advisor invests in start-up companies in the natural resources or technology fields.

                       TRANSFER AGENCY AND OTHER SERVICES

In addition to the services performed for the Funds and the Trust under the Advisory Agreement, the Advisor, through its subsidiary USSI, provides transfer agent and dividend disbursement agent services pursuant to the Transfer Agency Agreement as described in the Fund's Prospectus under "Management of the Fund -- The Investment Advisor." In addition, lockbox and statement printing services are provided by USSI.

USSI also maintains the books and records of the Trust and of each fund of the Trust and calculates their daily net asset value as described in the Fund's Prospectus under "Management of the Funds -- The Investment Advisor."

A & B Mailers, Inc., a corporation wholly owned by the Advisor, provides the Trust with certain mail handling services. The charges for such services have been negotiated by the Audit Committee of the Trust and A & B Mailers, Inc. Each service is priced separately.

                                DISTRIBUTION PLAN

As described under "Distribution Expense Plan" in the Prospectus, the Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act (the "Distribution Plan"). The Distribution Plan allows the Fund to pay for or reimburse expenditures in connection with sales and promotional services related to the distribution of Fund shares, including personal services provided to prospective and existing Fund shareholders, and includes the costs of: printing and distribution of prospectuses and promotional materials, making slides and charts for presentations, assisting shareholders and prospective investors in understanding and dealing with the Fund, and travel and out-of-pocket expenses (e.g., copy and long distance telephone charges) related thereto.

The total amount expended pursuant to the Distribution Plan may not exceed 0.25% of the Fund's net assets on an annual basis. Distribution expenses paid by the Advisor or other third parties in prior periods that exceeded 0.25% of net assets may be paid by the Fund with distribution expenses accrued pursuant to the 12b-1 plan in the current or future periods, so long as the 0.25% limitation is never exceeded.

Expenses which the Fund incurs pursuant to the Distribution Plan are reviewed quarterly by the Board of Trustees. On an annual basis the Distribution Plan is reviewed by the Board of Trustees as a whole, and the Trustees who are not "interested persons" as that term is defined in the 1940 Act and who have no direct or indirect financial interest in the operation of the Distribution Plan ("Qualified Trustees"). In their review of the Distribution Plan the Board of Trustees, as a whole, and the Qualified Trustees determine whether, in their reasonable business judgment and in light of their fiduciary duties under state law and under Section 36(a) and (b) of the 1940 Act that there is a reasonable likelihood that the Distribution Plan will benefit the Fund and its shareholders. The Distribution Plan may be terminated at any time by vote of a majority of the Qualified Trustees, or by vote of a majority of the outstanding voting securities of the Fund.

The Fund is unaware of any Trustee or any interested person of the Fund who had a direct or indirect financial interest in the operations of the Distribution Plan.

The Fund expects that the Distribution Plan will be used primarily to pay a "service fee" to persons who provide personal services to prospective and existing Fund shareholders. Shareholders of the Fund will benefit from these personal services and the Fund expects to benefit from economies of scale as more shareholders are attracted to the Fund.

                     CERTAIN PURCHASES OF SHARES OF THE FUND

Shares of the Fund are continuously offered by the Trust at their net asset value next determined after an order is accepted. The methods available for purchasing shares of the Fund are described in the Prospectus. In addition, shares of the Fund may be purchased using stock, so long as the securities delivered to the Trust meet the investment objectives and concentration policies of the Fund, and are otherwise acceptable to the Advisor, which reserves the right to reject all or any part of the securities offered in exchange for shares of the Fund. On any such "in kind" purchase, the following conditions will apply:

(1) the securities offered by the investor in exchange for shares of the Fund must not be in any way restricted as to resale or otherwise be illiquid;

(2)   securities of the same issuer must already exist in the Fund's portfolio;

(3) the securities must have a value which is readily ascertainable (and not established only by evaluation procedures) as evidenced by a listing on the AMEX, the NYSE, or NASDAQ;

(4) any securities so acquired by any fund shall not comprise over 5% of the Fund's net assets at the time of such exchange;

(5) no over-the-counter securities will be accepted unless the principal over-the-counter market is in the United States; and,

(6)   the securities are acquired for investment and not for resale.

The Trust believes that this ability to purchase shares of the Fund using securities provides a means by which holders of certain securities may obtain diversification and continuous professional management of their investments without the expense of selling those securities in the public market.

An investor who wishes to make an "in kind" purchase should furnish (either in writing or by telephone) to the Trust a list with a full and exact description of all of the securities which he or she proposes to deliver. The Trust will advise him or her as to those securities which it is prepared to accept and will provide the investor with the necessary forms to be completed and signed by the investor. The investor should then send the securities, in proper form for transfer, with the necessary forms to the Trust and certify that there are no legal or contractual restrictions on the free transfer and sale of the securities. The securities will be valued as of the close of business on the day of receipt by the Trust in the same manner as portfolio securities of the Fund are valued. See the section entitled "How Shares Are Valued" in the Prospectus. The number of shares of the Fund, having a net asset value as of the close of business on the day of receipt equal to the value of the securities delivered by the investor, will be issued to the investor, less applicable stock transfer taxes, if any.

The exchange of securities by the investor pursuant to this offer will constitute a taxable transaction and may result in a gain or loss for Federal income tax purposes. Each investor should consult his or her tax adviser to determine the tax consequences under Federal and state law of making such an "in kind" purchase.

                      ADDITIONAL INFORMATION ON REDEMPTIONS

SUSPENSION OF REDEMPTION PRIVILEGES. The Trust may suspend redemption privileges or postpone the date of payment for up to seven days, but cannot do so for more than seven days after the redemption order is received except during any period
(1) when the NYSE is closed, other than customary weekend and holiday closings, or trading on the Exchange is restricted as determined by the Securities and Exchange Commission ("SEC"); (2) when an emergency exists, as defined by the SEC, which makes it not reasonably practicable for the Trust to dispose of securities owned by it or fairly to determine the value of its assets; or, (3) as the SEC may otherwise permit.

REDEMPTION IN KIND. The Trust reserves the right to redeem shares of the Fund in cash or in kind. However, the Trust has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, pursuant to which the Trust is obligated to redeem shares of the Fund solely in cash up to the lesser of $250,000 or one percent of the net asset value of the Fund during any 90-day period for any one shareholder. Any shareholder of the Fund receiving a redemption in kind would then have to pay brokerage fees in order to convert his Fund investment into cash. All redemption in kind will be make in marketable securities of the Fund.

                         CALCULATION OF PERFORMANCE DATA

TOTAL RETURN. The Fund may advertise performance in terms of average annual total return for 1-, 5- and 10-year periods, or for such lesser periods as the Fund has been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                           P(1 + T)n = ERV

                  Where:   P        =   a hypothetical initial payment of $1,000
                           T        =   average annual total return
                           n        =   number of years
                           ERV      =   ending    redeemable    value    of    a
                                        hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year periods at the end of the year or period.

The calculation assumes all charges are deducted from the initial $1,000 payment and assumes all dividends and distributions by the Fund are reinvested at the price stated in the Prospectus on the reinvestment dates during the period, and includes all recurring fees that are charged to all shareholder accounts.

NONSTANDARDIZED TOTAL RETURN. The Fund may provide the above described standard total return results for a period which ends as of not earlier than the most recent calendar quarter end and which begins either twelve months before or at the time of commencement of the Fund's operations. In addition, the Fund may provide nonstandardized total return results for differing periods, such as for the most recent six months. Such nonstandardized total return is computed as otherwise described under "Total Return" except that no annualization is made.

                                   TAX STATUS

TAXATION OF THE FUND -- IN GENERAL. As stated in its Prospectus, the Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Fund will not be liable for Federal income taxes on its taxable net investment income and capital gain net income that are distributed to shareholders, provided that the Fund distributes at least 90% of its net investment income and net short-term capital gain for the taxable year.

To qualify as a regulated investment company, the Fund must, among other things:
(1) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies (the "90% test"); (2) derive in each taxable year less than 30% of its gross income from the sale or other disposition of stock or securities held less than three months (the "30% test"); and (3) satisfy certain diversification requirements at the close of each quarter of the Fund's taxable year.

The Code imposes a non-deductible 4% excise tax on a regulated investment company that fails to distribute during each calendar year an amount equal to the sum of: (1) at least 98% of its ordinary income for the calendar year; (2) at least 98% of its capital gain net income for the twelve-month period ending on October 31 of the calendar year; and (3) any portion (not taxable to the Fund) of the respective balance from the preceding calendar year. The Fund intends to make such distributions as are necessary to avoid imposition of this excise tax.

TAXATION OF THE FUND'S INVESTMENTS. The Fund's ability to make certain investments may be limited by provisions of the Code that require inclusion of certain unrealized gains or losses in the Fund's income for purposes of the 90% test, the 30% test, and the distribution requirements of the Code, and by provisions of the Code that characterize certain income or loss as ordinary income or loss rather than capital gain or loss. Such recognition, characterization and timing rules generally apply to investments in certain forward currency contracts, foreign currencies and debt securities denominated in foreign currencies.

TAXATION OF THE SHAREHOLDER. Taxable distributions generally are included in a shareholder's gross income for the taxable year in which they are received. However, dividends declared in October, November, or December and made payable to shareholders of record in such a month, will be deemed to have been received on December 31, if a fund pays the dividends during the following January.

Distributions by the Fund will result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution nevertheless would be taxable to the shareholder as ordinary income or long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution. The price of such shares purchased at that time includes the amount of any forthcoming distribution. Those investors purchasing the Fund's shares immediately prior to a distribution may receive a return of investment upon distribution which will nevertheless be taxable to them.

A shareholder of the Fund should be aware that a redemption of shares (including any exchange into other funds offered, affiliated or administered by U. S. Global Investors, Inc.) is a taxable event and, accordingly, a capital gain or loss may be recognized. If a shareholder of the Fund receives a distribution taxable as long-term capital gain with respect to shares of the Fund and redeems or exchanges shares before he has held them for more than six months, any loss on the redemption or exchange (not otherwise disallowed as attributable to an exempt-interest dividend) will be treated as long-term capital loss to the extent of the long-term capital gain recognized.

                                    CUSTODIAN

Bankers Trust Company acts as custodian for the Fund. Services with respect to the retirement accounts will be provided by Security Trust and Financial Company of San Antonio, Texas, a wholly-owned subsidiary of the Advisor.

                             INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP, One Riverwalk Place, San Antonio, Texas 78205 is the independent accountant for the Trust.

                              FINANCIAL STATEMENTS

The Fund was established as a separate series of the Trust on ..........., 1996, and as of yet does not have any operating history. Shareholders will be provided with annual and semi-annual reports as they become available.

--------------------------------------------------------------------------------

                           PART C -- OTHER INFORMATION
                          Included herein is Part C for
                Accolade Funds-Regent Emerging Europe Opportunity Fund

                         Post-Effective Amendment No. 9

--------------------------------------------------------------------------------


PART C.             OTHER INFORMATION

ITEM 24.            FINANCIAL STATEMENTS AND EXHIBITS

(a)                 FINANCIAL STATEMENTS

                    The Fund was established as a separate series of the Trust and does not yet have any operating history.

(b)                 EXHIBITS

EXHIBIT NUMBER      DESCRIPTION OF EXHIBIT

(1)       (a)       First Amended and Restated Master Trust Agreement, dated May
                    22,  1996,  incorporated  by  reference  to Post-  Effective
                    Amendment No. 5 dated May 28, 1996.

(2) By-laws of Accolade Funds, incorporated by reference to initial registration dated April 15, 1993.

(3)                 Not applicable

(4) Specimen certificate for Accolade Funds incorporated by reference to Post-Effective Amendment No. 1 dated March 20, 1995.

(5)       (a)       Advisory  Agreement between United Services  Advisors,  Inc.
                    and Accolade Funds dated September 21, 1994 incorporated by reference to Pre-Effective Amendment No. 3 dated October 17,
                    1994.

          (b) Sub-Advisory Agreement among Accolade Funds, United Services Advisors, Inc. and Bonnel, Inc. dated September 21, 1994, incorporated by reference to Pre-Effective Amendment No. 3 dated October 17, 1994.

          (c) Amendment dated May 22, 1996, to Advisory Agreement between Accolade Funds and United Services Advisors, Inc. to add MegaTrends Fund incorporated by reference to Post-Effective Amendment No. 5 dated May 28, 1996.

          (d) Sub-Advisory Agreement among Accolade Funds, United Services Advisors, Inc. and Money Growth Institute, Inc. incorporated by reference to Post-Effective Amendment No. 5 dated May 28, 1996.

          (e)       Amendment  dated  ....................,  1996,  to  Advisory
                    Agreement between Accolade Funds and U.S. Global Investors, Inc. to add Adrian Day Global Opportunity Fund incorporated by reference to Post-Effective Amendment No. 8 dated December 6, 1996.

          (f)       Sub-Advisory   Agreement  dated   .........................,
                    1996, among Accolade Funds, U.S. Global Investors, Inc. and Global Strategic Management, Inc. incorporated by reference to Post-Effective Amendment No. 8 dated December 6, 1996.

          (g)  *    Amendment  dated  ....................,  1996,  to  Advisory
                    Agreement  between Accolade Funds and U.S. Global Investors,
                    Inc. adding Regent Emerging Europe Opportunity Fund.

          (h)  *    Sub-Advisory   Agreement  dated   .........................,
                    1996, among Accolade Funds, U.S. Global Investors,  Inc. and
                    Regent Fund Management Limited.

(6)                 Not applicable

EXHIBIT NUMBER      DESCRIPTION OF EXHIBIT

(7)                 Not applicable

(8)      (a)        Custodian  Agreement dated October 4, 1994, between Accolade
                    Funds and Bankers Trust Company of New York incorporated by reference to Pre-Effective Amendment No. 3 dated October 17,
                    1994.

          (b) Amendment dated July 18, 1996, to Custodian Agreement with Bankers Trust Company of New York adding MegaTrends Fund to the Agreement incorporated by reference to Post-Effective Amendment No. 6 dated October 10, 1996.

          (c)       Amendment  dated   .................,   1996,  to  Custodian
                    Agreement with Bankers Trust Company of New York to add Adrian Day Global Opportunity Fund incorporated by reference to Post-Effective Amendment No. 8 dated December 6, 1996.

          (d)  *    Amendment  dated   .................,   1996,  to  Custodian
                    Agreement  with  Bankers  Trust  Company  of New York to add
                    Regent Emerging Europe Opportunity Fund to the Agreement.

(9)       (a)       Transfer  Agent   Agreement   between   United   Shareholder
                    Services, Inc. and Accolade Funds dated September 21, 1994, incorporated by reference to Pre-Effective Amendment No. 3 dated October 17, 1994.

          (b) Bookkeeping and Accounting Agreement between United Shareholder Services, Inc. and Accolade Funds dated September 21, 1994, incorporated by reference to Pre-Effective Amendment No. 3 dated October 17, 1994.

          (c) Lockbox Service Agreement between United Shareholder Services, Inc. and Accolade Funds dated September 21, 1994, incorporated by reference to Pre-Effective Amendment No. 3 dated October 17, 1994.

          (d) Printing Agreement between United Shareholder Services, Inc. and Accolade Funds dated September 21, 1994, incorporated by reference to Pre-Effective Amendment No. 3 dated October 17, 1994.

          (e) Amendment dated May 22, 1996, to Transfer Agent Agreement between United Shareholder Services, Inc. and Accolade Funds adding MegaTrends Fund to the Agreement, incorporated by reference to Post-Effective Amendment No. 5 dated May 28, 1996.

          (f)       Amendment  dated  .................,  1996,  to the Transfer
                    Agent Agreement between United Shareholder Services, Inc. and Accolade Funds Adrian Day Global Opportunity Fund incorporated by reference to Post-Effective Amendment No. 8 dated December 6, 1996.

          (g)       Amendment dated .................,  1996, to the Bookkeeping and Accounting Agreement between United Shareholder Services, Inc. and Accolade Funds to add Adrian Day Global Opportunity Fund incorporated by reference to Post-Effective Amendment No. 8 dated December 6, 1996.

          (h)       Amendment  dated  .................,  1996,  to the Printing
                    Agreement between United Shareholder Services, Inc. and Accolade Funds to add MegaTrends Fund and Adrian Day Global Opportunity Fund incorporated by reference to Post-Effective Amendment No. 8 dated December 6, 1996.

EXHIBIT NUMBER      DESCRIPTION OF EXHIBIT

          (i)       Amendment  dated  .................,  1996,  to the  Lockbox
                    Service Agreement between United Shareholder Services, Inc. and Accolade Funds to add MegaTrends fund and Adrian Day Global Opportunity Fund incorporated by reference to Post-Effective Amendment No. 8 dated December 6, 1996.

          (j)  *    Amendment  dated  .................,  1996,  to the Transfer
                    Agent Agreement between United  Shareholder  Services,  Inc.
                    and Accolade Funds adding Regent Emerging Europe Opportunity
                    Fund to the Agreement.

          (k)  *    Amendment dated .................,  1996, to the Bookkeeping
                    and  Accounting   Agreement   between   United   Shareholder
                    Services,  Inc. and Accolade  Funds adding  Regent  Emerging
                    Europe Opportunity Fund to the Agreement.

          (l)  *    Amendment  dated  .................,  1996,  to the Printing
                    Agreement  between  United  Shareholder  Services,  Inc. and
                    Accolade  Funds to add Regent  Emerging  Europe  Opportunity
                    Fund to the Agreement.

          (m)  *    Amendment  dated  .................,  1996,  to the  Lockbox
                    Service Agreement between United Shareholder Services,  Inc.
                    and Accolade Funds to add Regent Emerging Europe Opportunity
                    Fund to the Agreement.

(10)      (a)       Opinion and consent of Thomas D. Tays, Esq.,  counsel to the
                    Registrant,   incorporated  by  reference  to  Pre-Effective
                    Amendment No. 3 dated October 17, 1994.

          (b) Opinion and consent of Thomas D. Tays, Esq., counsel to the Registrant, incorporated by reference to Post-Effective Amendment No. 6 dated October 8, 1996.

(11)      (a)       Consent of  Independent  Accountant,  Arthur  Andersen  LLP,
                    dated October 8, 1996, with respect to MegaTrends Fund incorporated by reference to Post-Effective Amendment No. 6 dated October 8, 1996.

          (b) Power of Attorney incorporated by reference to Pre-Effective Amendment No. 3 dated October 17, 1994.

          (c)       Power   of   Attorney    incorporated    by   reference   to
                    Post-Effective Amendment No. 2 dated January 15, 1996.

          (d)       Power   of   Attorney    incorporated    by   reference   to
                    Post-Effective Amendment No. 6 dated October 8, 1996.

(12)                Not applicable

(13)                Not applicable

(14)                Not applicable

(15)      (a)       Accolade Funds/Bonnel Growth Fund Distribution Plan pursuant to Rule 12b-1 approved September 21, 1994, incorporated by reference to Pre-Effective Amendment No. 2 dated May 11,
                    1994.

          (b) Accolade Funds/MegaTrends Fund Distribution Plan pursuant to Rule 12b-1 approved May 22, 1996, incorporated by reference to Post-Effective Amendment No. 5 dated May 28, 1996.

EXHIBIT NUMBER      DESCRIPTION OF EXHIBIT

          (c) Accolade Funds/Adrian Day Global Opportunity Fund Distribution Plan pursuant to Rule 12b-1 approved
                    .................,   1996   incorporated   by  reference  to
                    Post-Effective Amendment No. 8 dated December 6, 1996..

          (d)  *    Accolade   Funds/Regent  Emerging  Europe  Opportunity  Fund
                    Distribution   Plan   pursuant   to  Rule   12b-1   approved
                    ................., 1996.

(16)      (a)       Schedule  for  computation  of  each  performance  quotation provided in the  Registration  Statement in response to Item
                    22  incorporated   by  reference  to  initial   registration
                    statement dated April 15, 1993.

* Filed Herein

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         Information pertaining to persons controlled by or under common control with Registrant is incorporated by reference to the Statement of Additional Information contained in Part B of this Registration Statement at the section entitled "Principal Holders of Securities."

ITEM 26. NUMBER OF HOLDERS OF SECURITIES

          The number of record holders, as of December 20, 1996, of each class of securities of the Registrant.


                Title of Class                               Number of Record
                                                                  Holders
                --------------                               ----------------

          Bonnel Growth Fund                                       6,258
          MegaTrends Fund                                          1,934
          Adrian Day Global Opportunity Fund                          **
              ** Not effective as of date of this filing

ITEM 27.      INDEMNIFICATION

         Under Article VI of the Registrant's Master Trust Agreement, each of its Trustees and officers or person serving in such capacity with another entity at the request of the Registrant (a "Covered Person") shall be indemnified (from the assets of the Sub-Trust or Sub-Trusts in question) against all liabilities, including, but not limited to, amounts paid in satisfaction of judgments, in compromises or as fines or penalties, and expenses, including reasonable legal and accounting fees, incurred by the Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person (i) did not act in good faith in the reasonable belief that such Covered Person's action was in or not opposed to the best interests of the Trust or (ii) had acted with wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (either and both of the conduct described in (i) and (ii) being referred to hereafter as "Disabling Conduct"). A determination that the Covered Person is not entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of the majority of a quorum of Trustees who are neither "interested persons" of the Trust as defined in Section 1(a)(19) of the 1940 Act nor parties to the proceeding, or (b) as independent legal counsel in a written opinion.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

         Information pertaining to business and other connections of Registrant's investment adviser is incorporated by reference to the Prospectus and Statement of Additional Information contained in Parts A and B of this Registration Statement at the sections entitled "Management of the Funds" in the Prospectus and "Investment Advisory Services" in the Statement of Additional Information.

ITEM 29.  PRINCIPAL UNDERWRITERS

          The Registrant is currently comprised of a single no-load fund which acts as distributor of its own shares.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

         All accounts and records maintained by the Registrant are kept at the Registrant's office located at 7900 Callaghan Road, San Antonio, Texas. All accounts and records maintained by Bankers Trust Company as custodian for Accolade Funds are maintained at 16 Wall Street, New York, New York 10005.

ITEM 31.  Not applicable

ITEM 32.  Not applicable

                                 SIGNATURE PAGE

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and that it has duly caused this Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized in the city of San Antonio, State of Texas, on this 24th of December, 1996.

                             ACCOLADE FUNDS


                             By:  * /s/ Frank E. Holmes
                             ___________________________________________________
                             FRANK E. HOLMES, President, Chief Executive Officer


         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


      SIGNATURE                TITLE                         DATE
      ---------                -----                         ----


* /s/ Frank E. Holmes        President                     December 24, 1996
______________________       Chief-Executive-Officer
FRANK E. HOLMES              Trustee


                             Trustee                       December 24, 1996
* /s/ Clark R. Mandigo       Audit-Committee
______________________
CLARK R. MANDIGO

* /s/ Richard E. Hughs       Trustee                       December 24, 1996
______________________       Audit-Committee
RICHARD E. HUGHS

* /s/ Bobby D. Duncan        Executive Vice President      December 24, 1996
_______________________      Chief-Operating-Officer
BOBBY D. DUNCAN

* /s/ Kevin C. White         Principal Accounting Officer  December 24, 1996
_______________________
KEVIN C. WHITE

/s/ Thomas D. Tays           Vice President                December 24, 1996
_______________________      Secretary
THOMAS D. TAYS



* BY: /s/ Thomas D. Tays     Vice President                December 24, 1996
__________________________   Secretary
THOMAS D. TAYS               Power of Attorney


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                                  EXHIBIT INDEX


EXHIBIT NO.         DESCRIPTION OF EXHIBIT

(5)(g)              Amendment   dated   ..........................,   1996,   to
                    Advisory Agreement between Accolade Funds and U.S. Global Investors, Inc.

(5)(h)              Sub-Advisory   Agreement  dated   .........................,
                    1996, among Accolade Funds, U.S. Global Investors, Inc. and Regent Fund Management Limited

(8)(d)              Amendment dated  ......................,  1996, to Custodian
                    Agreement with Bankers Trust Company of New York adding Regent Emerging Europe Opportunity Fund to the Agreement.

(9)(j)              Amendment   dated   ......................,   1996,  to  the
                    Transfer Agent Agreement between United Shareholder Services, Inc. and Accolade Funds adding Regent Emerging Europe Opportunity Fund to the Agreement.

(9)(k)              Amendment dated .....................,  1996, to Bookkeeping and Accounting Agreement between United Shareholder Services, Inc. and Accolade Funds adding Regent Emerging Europe Opportunity Fund to the Agreement.

(9)(l)              Amendment  dated  .....................,  1996,  to Printing
                    Agreement between United Shareholder Services, Inc. and Accolade Funds adding Regent Emerging Europe Opportunity Fund to the Agreement.

(9)(m)              Amendment  dated  .....................,  1996,  to  Lockbox
                    Service Agreement between United Shareholder Services, Inc. and Accolade Funds adding Regent Emerging Europe Opportunity Fund to the Agreement.

(15)(d)             Accolade   Funds/Regent  Emerging  Europe  Opportunity  Fund
                    Distribution   Plan   pursuant   to  Rule   12b-1   approved
                    ...................., 1996.

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